UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08342

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Portfolio

October 31, 2014

Consolidated Portfolio of Investments

Foreign Government Bonds — 52.3%

Security		Principal Amount (000’s omitted)	Value

Albania — 0.7%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	24,274	$32,130,032

Total Albania			$32,130,032

Argentina — 1.9%
Republic of Argentina, 7.00%, 10/3/15	USD	48,755	$45,770,179
Republic of Argentina, 8.28%, 12/31/33(2)(3)	USD	25,227	20,631,072
Republic of Argentina, 8.75%, 5/7/24(2)	USD	23,301	20,929,145

Total Argentina			$87,330,396

Bangladesh — 1.0%
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	362,000	$4,706,668
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	186,100	2,464,472
Bangladesh Treasury Bond, 10.70%, 11/6/15	BDT	450,000	5,950,017
Bangladesh Treasury Bond, 10.90%, 7/3/15	BDT	403,900	5,316,319
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	100,400	1,380,321
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	288,000	3,976,690
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	139,900	1,934,369
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	135,600	1,872,303
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	91,300	1,265,957
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	391,800	5,459,572
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	369,600	5,142,326
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	151,800	2,118,934
Bangladesh Treasury Bond, 11.82%, 3/6/18	BDT	291,700	4,075,763

Total Bangladesh			$45,663,711

Barbados — 0.4%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	20,249	$16,442,188
Barbados Government International Bond, 6.625%, 12/5/35(4)	USD	2,975	2,415,700

Total Barbados			$18,857,888

Belarus — 0.5%
Republic of Belarus, 8.75%, 8/3/15(1)	USD	17,529	$17,970,731
Republic of Belarus, 8.95%, 1/26/18(1)	USD	5,005	5,412,657

Total Belarus			$23,383,388

Bermuda — 0.7%
Government of Bermuda, 4.854%, 2/6/24(4)	USD	15,798	$16,469,415
Government of Bermuda, 5.603%, 7/20/20(4)	USD	13,732	15,414,170

Total Bermuda			$31,883,585

Security		Principal Amount (000’s omitted)	Value

Brazil — 0.0%(5)
Brazil Letra do Tesouro Nacional, 0.00%, 1/1/15	BRL	108	$42,815

Total Brazil			$42,815

Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(6)	CRC	1,586,903	$2,444,039
Titulo Propiedad UD, 1.63%, 7/13/16(6)	CRC	176,909	323,345

Total Costa Rica			$2,767,384

Croatia — 1.9%
Croatia Government International Bond, 6.25%, 4/27/17(1)	USD	11,914	$12,788,964
Croatia Treasury Bill, 0.00%, 2/12/15	EUR	58,771	73,577,949

Total Croatia			$86,366,913

Cyprus — 0.9%
Republic of Cyprus, 3.75%, 11/1/15(1)(4)	EUR	34,752	$43,113,978

Total Cyprus			$43,113,978

Dominican Republic — 1.0%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(4)	DOP	195,500	$4,619,417
Dominican Republic International Bond, 11.50%, 5/10/24(4)	DOP	170,000	4,054,432
Dominican Republic International Bond, 14.00%, 4/30/21(4)	DOP	110,600	2,816,888
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	342,000	8,870,236
Dominican Republic International Bond, 14.50%, 2/10/23(4)	DOP	29,800	772,904
Dominican Republic International Bond, 15.95%, 6/4/21(4)	DOP	103,000	2,931,184
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	677,800	20,531,178
Dominican Republic International Bond, 18.50%, 2/4/28(4)	DOP	13,600	411,956

Total Dominican Republic			$45,008,195

Ecuador — 1.1%
Republic of Ecuador, 7.95%, 6/20/24(4)	USD	31,392	$32,961,600
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	17,870	18,674,150

Total Ecuador			$51,635,750

Fiji — 0.6%
Republic of Fiji, 9.00%, 3/15/16	USD	24,711	$25,582,693

Total Fiji			$25,582,693

20	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Germany — 0.5%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000	$21,794,549

Total Germany			$21,794,549

Hungary — 1.4%
Hungary Government Bond, 3.50%, 6/24/20	HUF	13,088,510	$53,578,767
Hungary Government International Bond, 4.75%, 2/3/15	USD	10,000	10,094,500

Total Hungary			$63,673,267

Iceland — 1.0%
Republic of Iceland, 6.25%, 2/5/20	ISK	1,359,200	$8,934,633
Republic of Iceland, 7.25%, 10/26/22	ISK	1,723,992	11,780,974
Republic of Iceland, 8.75%, 2/26/19	ISK	3,691,371	26,587,185

Total Iceland			$47,302,792

India — 0.9%
India Government Bond, 7.16%, 5/20/23	INR	1,565,620	$23,463,722
India Government Bond, 8.12%, 12/10/20	INR	1,084,330	17,545,007

Total India			$41,008,729

Indonesia — 1.4%
Indonesia Government Bond, 8.375%, 3/15/24	IDR	293,472,000	$24,897,159
Indonesia Government Bond, 8.75%, 2/15/44	IDR	44,180,000	3,637,562
Indonesia Government Bond, 9.00%, 3/15/29	IDR	394,489,000	34,411,421

Total Indonesia			$62,946,142

Iraq — 1.0%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	52,415	$46,649,350

Total Iraq			$46,649,350

Jordan — 0.4%
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,000	$2,865,659
Jordan Government Bond, 8.163%, 3/25/16	JOD	2,000	3,001,400
Jordan Government Bond, 8.60%, 3/4/16	JOD	2,000	3,011,500
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	11,414	11,573,796

Total Jordan			$20,452,355

Kenya — 0.3%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	408,000	$4,493,587
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	2,185,913
Republic of Kenya, 6.875%, 6/24/24(1)	USD	6,100	6,519,375

Total Kenya			$13,198,875

Security		Principal Amount (000’s omitted)	Value

Lebanon — 2.2%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	9,782	$9,867,788
Lebanese Republic, 5.875%, 1/15/15(2)	USD	1,000	1,007,700
Lebanese Republic, 8.50%, 8/6/15	USD	4,750	4,956,625
Lebanese Republic, 8.50%, 1/19/16(1)	USD	46,065	48,828,900
Lebanon Treasury Note, 6.50%, 4/2/15	LBP	7,981,450	5,322,142
Lebanon Treasury Note, 6.50%, 5/14/15	LBP	19,772,680	13,206,221
Lebanon Treasury Note, 6.50%, 5/28/15	LBP	5,760,930	3,849,462
Lebanon Treasury Note, 6.50%, 6/25/15	LBP	9,976,440	6,671,508
Lebanon Treasury Note, 7.54%, 1/15/15	LBP	9,093,200	6,050,286

Total Lebanon			$99,760,632

Macedonia — 1.5%
Republic of Macedonia, 3.975%, 7/24/21(4)	EUR	55,460	$70,656,771

Total Macedonia			$70,656,771

Mozambique — 0.2%
Republic of Mozambique, 6.305%, 9/11/20(1)	USD	9,219	$9,253,571

Total Mozambique			$9,253,571

New Zealand — 2.2%
New Zealand Government Bond, 2.00%, 9/20/25(1)(6)	NZD	44,381	$32,859,792
New Zealand Government Bond, 3.00%, 9/20/30(1)(6)	NZD	33,991	27,644,998
New Zealand Government Bond, 5.00%, 3/15/19(1)	NZD	33,390	27,311,200
New Zealand Government Bond, 5.50%, 4/15/23(1)	NZD	16,093	13,887,754

Total New Zealand			$101,703,744

Pakistan — 0.8%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	2,874	$2,967,405
Islamic Republic of Pakistan, 7.125%, 3/31/16(1)	USD	5,164	5,293,100
Islamic Republic of Pakistan, 7.25%, 4/15/19(4)	USD	15,860	16,454,750
Islamic Republic of Pakistan, 8.25%, 4/15/24(4)	USD	11,413	11,955,117

Total Pakistan			$36,670,372

Paraguay — 0.5%
Republic of Paraguay, 6.10%, 8/11/44(4)	USD	21,065	$22,697,538

Total Paraguay			$22,697,538

Philippines — 1.4%
Republic of the Philippines, 4.125%, 11/8/17	PHP	350,030	$8,133,199
Republic of the Philippines, 4.625%, 7/5/17	PHP	325,440	7,630,069
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	40,391,251
Republic of the Philippines, 7.00%, 1/27/16	PHP	261,300	6,161,160

Total Philippines			$62,315,679

21	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Romania — 2.1%
Romania Government Bond, 4.625%, 9/18/20(1)	EUR	10,091	$14,408,326
Romania Government Bond, 4.875%, 11/7/19(1)	EUR	26,465	37,887,259
Romania Government Bond, 5.95%, 6/11/21	RON	141,330	46,033,498

Total Romania			$98,329,083

Russia — 1.2%
Russia Foreign Bond, 3.625%, 4/29/15(1)	USD	56,400	$56,682,000

Total Russia			$56,682,000

Rwanda — 0.3%
Republic of Rwanda, 6.625%, 5/2/23(1)(2)	USD	11,799	$12,332,315

Total Rwanda			$12,332,315

Serbia — 4.2%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	10,122	$10,526,880
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	8,700	10,887,689
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	195,630	2,082,395
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	996,190	10,634,800
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	1,412,950	15,157,845
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	1,692,700	18,171,491
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	2,869,600	30,790,782
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,990	418,109
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	324,720	3,477,578
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	495,400	5,287,925
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,762,500	18,672,290
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	2,515,020	26,586,844
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	7,046,413
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,160,420	21,033,918
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	1,376,300	14,973,378

Total Serbia			$195,748,337

Slovenia — 4.9%
Republic of Slovenia, 4.125%, 2/18/19(1)	USD	19,953	$21,050,415
Republic of Slovenia, 4.125%, 1/26/20(1)	EUR	9,851	13,841,587
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	36,977	52,683,220
Republic of Slovenia, 4.625%, 9/9/24(1)	EUR	10,680	15,491,567
Republic of Slovenia, 5.125%, 3/30/26(1)	EUR	28,074	42,560,137
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	16,570	18,268,425
Republic of Slovenia, 5.85%, 5/10/23(4)	USD	55,629	62,687,208

Total Slovenia			$226,582,559

Security		Principal Amount (000’s omitted)	Value

Sri Lanka — 1.6%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	34,850	$36,592,500
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	14,760	15,867,000
Republic of Sri Lanka, 6.25%, 10/4/20(4)	USD	13,109	14,092,175
Republic of Sri Lanka, 7.40%, 1/22/15(1)	USD	2,491	2,518,488
Republic of Sri Lanka, 7.40%, 1/22/15(4)	USD	1,100	1,116,500
Sri Lanka Government Bond, 6.50%, 7/15/15	LKR	133,690	1,025,592
Sri Lanka Government Bond, 11.75%, 3/15/15	LKR	448,760	3,502,247

Total Sri Lanka			$74,714,502

Tanzania — 1.2%
United Republic of Tanzania, 6.329%, 3/9/20(1)(7)	USD	49,465	$53,731,356

Total Tanzania			$53,731,356

Turkey — 5.3%
Turkey Government Bond, 2.00%, 10/26/22(6)	TRY	16,116	$7,359,340
Turkey Government Bond, 3.00%, 1/6/21(6)	TRY	19,156	9,230,407
Turkey Government Bond, 3.00%, 7/21/21(6)	TRY	29,863	14,457,017
Turkey Government Bond, 4.00%, 4/1/20(6)	TRY	208,693	105,255,062
Turkey Government Bond, 6.50%, 1/7/15	TRY	31,260	14,050,228
Turkey Government Bond, 6.75%, 4/3/18	USD	44,250	49,560,000
Turkey Government Bond, 7.50%, 7/14/17	USD	40,000	45,150,000

Total Turkey			$245,062,054

Uganda — 0.6%
Uganda Government Bond, 13.25%, 11/5/15	UGX	2,486,000	$930,173
Uganda Government Bond, 13.375%, 2/25/16	UGX	9,767,800	3,646,259
Uganda Government Bond, 14.00%, 3/24/16	UGX	11,686,200	4,391,031
Uganda Government Bond, 14.125%, 12/1/16	UGX	29,992,700	11,229,082
Uganda Government Bond, 14.625%, 11/1/18	UGX	16,773,000	6,395,256

Total Uganda			$26,591,801

Uruguay — 1.4%
Monetary Regulation Bill, 0.00%, 3/26/15(6)	UYU	282,575	$11,494,052
Monetary Regulation Bill, 0.00%, 7/2/15(6)	UYU	124,840	5,014,998
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	65,580	2,444,149
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	120,430	4,413,857
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	114,867	4,141,732
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	9,000	319,338
Monetary Regulation Bill, 0.00%, 3/3/16(6)	UYU	301,700	11,758,215
Monetary Regulation Bill, 0.00%, 4/21/16(6)	UYU	380,672	14,747,618
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	126,523	4,349,302
Monetary Regulation Bill, 0.00%, 7/28/16	UYU	40,135	1,336,738
Monetary Regulation Bill, 0.00%, 7/28/16(6)	UYU	23,499	899,517

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Uruguay (continued)
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(6)	UYU	39,361	$1,548,990
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(6)	UYU	5,176	208,743
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	34,315	1,376,830

Total Uruguay			$64,054,079

Venezuela — 2.0%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(2)	USD	108,526	$92,518,415

Total Venezuela			$92,518,415

Zambia — 1.0%
Republic of Zambia, 8.50%, 4/14/24(4)	USD	34,224	$39,165,090
Zambia Government Bond, 11.00%, 9/2/19	ZMW	44,500	5,404,798

Total Zambia			$44,569,888

Total Foreign Government Bonds (identified cost $2,431,712,644)			$2,404,767,483

Foreign Corporate Bonds — 0.9%

Security		Principal Amount (000’s omitted)	Value

Georgia — 0.3%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	10,965	$11,713,580

Total Georgia			$11,713,580

Hungary — 0.2%
Magyar Export-Import Bank, 4.00%, 1/30/20(4)	USD	11,430	$11,401,425

Total Hungary			$11,401,425

India — 0.4%
Food Corp. of India, 9.95%, 3/7/22	INR	400,000	$6,958,060
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	400,000	6,654,198
Rural Electrification Corp., Ltd., 9.04%, 10/12/19	INR	400,000	6,597,423

Total India			$20,209,681

Total Foreign Corporate Bonds (identified cost $43,096,725)			$43,324,686

Senior Floating-Rate Interests — 0.5%(8)

Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Banks and Thrifts — 0.5%
Akbank T.A.S. Term Loan, 1.00%, Maturing 9/15/15	EUR	6,000	$7,450,479
Turkiye Garanti Bankasi A.S. Term Loan, 1.00%, Maturing 5/8/15	EUR	5,000	6,232,542
Turkiye Is Bankasi A.S. Term Loan, 1.00%, Maturing 5/8/15		$7,000	6,960,800

			$20,643,821

Total Senior Floating-Rate Interests (identified cost $20,643,821)			$20,643,821

Sovereign Loans — 0.3%

Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.3%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed) Term Loan, 2.80%, Maturing August 1, 2021(9)(10)(11)(12)		$15,600	$15,990,000

Total Ethiopia			$15,990,000

Total Sovereign Loans (identified cost $15,600,000)			$15,990,000

Debt Obligations — United States — 22.7%

Corporate Bonds & Notes — 0.0%(5)

Security		Principal Amount	Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$613,421

Total Corporate Bonds & Notes (identified cost $518,435)			$613,421

Collateralized Mortgage Obligations — 1.4%

Security		Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$173,946	$200,844
Series 1548, Class Z, 7.00%, 7/15/23		168,195	190,912
Series 1650, Class K, 6.50%, 1/15/24		1,007,513	1,136,729
Series 1817, Class Z, 6.50%, 2/15/26		136,005	155,008

23	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 1927, Class ZA, 6.50%, 1/15/27	$527,582	$601,660
Series 2127, Class PG, 6.25%, 2/15/29	726,746	803,602
Series 2344, Class ZD, 6.50%, 8/15/31	992,915	1,152,925
Series 2458, Class ZB, 7.00%, 6/15/32	1,789,834	2,089,631

		$6,331,311

Federal National Mortgage Association:
Series 1992-180, Class F, 1.302%, 10/25/22(7)	$637,336	$648,746
Series 1993-16, Class Z, 7.50%, 2/25/23	607,948	688,806
Series 1993-79, Class PL, 7.00%, 6/25/23	419,670	475,395
Series 1993-104, Class ZB, 6.50%, 7/25/23	140,828	155,783
Series 1993-121, Class Z, 7.00%, 7/25/23	2,313,142	2,605,361
Series 1993-141, Class Z, 7.00%, 8/25/23	463,353	525,403
Series 1994-42, Class ZQ, 7.00%, 4/25/24	2,846,087	3,193,831
Series 1994-79, Class Z, 7.00%, 4/25/24	575,224	646,679
Series 1994-89, Class ZQ, 8.00%, 7/25/24	458,050	529,061
Series 1996-35, Class Z, 7.00%, 7/25/26	147,802	170,274
Series 1998-16, Class H, 7.00%, 4/18/28	440,866	501,551
Series 1998-44, Class ZA, 6.50%, 7/20/28	764,818	879,090
Series 1999-25, Class Z, 6.00%, 6/25/29	903,429	1,022,198
Series 2000-2, Class ZE, 7.50%, 2/25/30	184,831	218,058
Series 2000-49, Class A, 8.00%, 3/18/27	560,732	655,620
Series 2001-31, Class ZA, 6.00%, 7/25/31	6,047,686	6,854,529
Series 2001-37, Class GA, 8.00%, 7/25/16	18,180	18,776
Series 2001-74, Class QE, 6.00%, 12/25/31	1,823,746	2,043,390
Series 2009-48, Class WA, 5.834%, 7/25/39(13)	7,330,883	8,206,834
Series 2011-38, Class SA, 13.044%, 5/25/41(14)	8,796,224	9,686,653
Series G48, Class Z, 7.10%, 12/25/21	516,237	575,213
Series G92-60, Class Z, 7.00%, 10/25/22	1,086,750	1,194,745
Series G93-1, Class K, 6.675%, 1/25/23	804,467	895,074
Series G93-31, Class PN, 7.00%, 9/25/23	2,428,742	2,763,977
Series G93-41, Class ZQ, 7.00%, 12/25/23	4,945,170	5,632,374
Series G94-7, Class PJ, 7.50%, 5/17/24	808,166	930,772

		$51,718,193

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$554,469	$625,718
Series 1996-22, Class Z, 7.00%, 10/16/26	450,454	513,595
Series 1999-42, Class Z, 8.00%, 11/16/29	1,391,741	1,651,101
Series 2000-21, Class Z, 9.00%, 3/16/30	1,982,827	2,393,533
Series 2001-35, Class K, 6.45%, 10/26/23	183,556	202,848

		$5,386,795

Total Collateralized Mortgage Obligations (identified cost $59,140,569)		$63,436,299

Mortgage Pass-Throughs — 18.9%

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:
2.456%, with maturity at 2036(15)	$4,920,292	$5,267,864
2.889%, with maturity at 2035(15)	4,052,224	4,332,192
3.082%, with maturity at 2029(15)	644,409	654,557
3.125%, with maturity at 2023(15)	160,685	168,402
4.373%, with maturity at 2030(15)	932,776	1,016,435
4.50%, with various maturities to 2035	2,055,805	2,179,517
5.00%, with various maturities to 2019	1,406,506	1,487,720
5.50%, with various maturities to 2019	4,137,862	4,375,201
6.00%, with various maturities to 2035	35,624,234	40,051,350
6.50%, with various maturities to 2033	31,384,381	36,157,784
6.60%, with maturity at 2030	1,819,887	2,090,340
7.00%, with various maturities to 2036	31,648,227	36,678,616
7.31%, with maturity at 2026	124,640	144,384
7.50%, with various maturities to 2035	19,051,457	22,272,330
7.95%, with maturity at 2022	274,968	311,758
8.00%, with various maturities to 2034	7,335,549	8,754,758
8.15%, with maturity at 2021	93,012	104,316
8.30%, with maturity at 2021	16,948	18,975
8.47%, with maturity at 2018	49,614	53,902
8.50%, with various maturities to 2028	603,416	710,274
9.00%, with various maturities to 2027	1,044,358	1,198,118
9.50%, with maturity at 2027	136,224	158,431
9.75%, with maturity at 2016	302	317
10.00%, with various maturities to 2020	316,246	353,150
10.50%, with maturity at 2021	172,967	192,210
11.00%, with maturity at 2016	86,921	90,911

		$168,823,812

Federal National Mortgage Association:
1.917%, with various maturities to 2038(15)	$1,325,612	$1,376,701
1.918%, with various maturities to 2033(15)	16,441,805	17,033,575
1.926%, with various maturities to 2035(15)	19,109,144	19,888,394
2.006%, with maturity at 2035(15)	3,999,869	4,144,593
2.076%, with maturity at 2025(15)	1,002,476	1,039,833
2.275%, with maturity at 2028(15)	214,851	226,285
2.276%, with maturity at 2024(15)	543,232	565,869
2.86%, with maturity at 2023(15)	93,700	96,799
3.634%, with maturity at 2034(15)	2,541,588	2,769,538
3.715%, with maturity at 2035(15)	8,052,682	8,774,911
3.877%, with maturity at 2035(15)	6,698,391	7,299,156
5.00%, with various maturities to 2033	2,989,628	3,231,244
5.50%, with various maturities to 2023	5,567,831	5,912,634
6.00%, with various maturities to 2038	209,640,730	236,471,532
6.321%, with maturity at 2032(15)	2,525,655	2,827,841
6.50%, with various maturities to 2038	93,642,269	107,057,948

24	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
7.00%, with various maturities to 2037	$76,999,884	$89,707,050
7.199%, with maturity at 2025(15)	71,026	76,219
7.50%, with various maturities to 2037	55,824,872	66,066,733
8.00%, with various maturities to 2030	4,404,343	5,221,114
8.50%, with various maturities to 2037	7,561,018	9,246,108
9.00%, with various maturities to 2032	1,877,100	2,185,541
9.087%, with maturity at 2028(13)	173,321	188,286
9.50%, with various maturities to 2031	1,662,463	1,958,295
9.992%, with maturity at 2027(13)	189,184	213,745
10.50%, with maturity at 2029	193,124	228,688
11.50%, with maturity at 2031	247,951	306,452

		$594,115,084

Government National Mortgage Association:
2.00%, with maturity at 2024(15)	$424,174	$439,973
6.00%, with various maturities to 2033	31,834,093	36,533,770
6.50%, with various maturities to 2032	14,600,422	16,825,067
7.00%, with various maturities to 2035	29,855,551	34,666,529
7.50%, with various maturities to 2031	4,751,347	5,469,043
7.75%, with maturity at 2019	24,008	26,852
8.00%, with various maturities to 2034	10,585,173	12,406,833
8.30%, with various maturities to 2020	31,285	33,824
8.50%, with various maturities to 2021	397,059	426,257
9.00%, with various maturities to 2025	222,245	256,490
9.50%, with various maturities to 2026	884,115	1,061,440

		$108,146,078

Total Mortgage Pass-Throughs (identified cost $840,688,424)		$871,084,974

U.S. Government Agency Obligations — 0.7%

Security	Principal Amount	Value
United States Agency for International Development — Israel:
5.50%, 12/4/23	$5,000,000	$6,115,995
5.50%, 4/26/24	22,500,000	27,692,775

Total U.S. Government Agency Obligations (identified cost $29,730,919)		$33,808,770

U.S. Treasury Obligations — 1.7%

Security	Principal Amount	Value

U.S. Treasury Bond, 7.875%, 2/15/21(16)	$1,500,000	$2,035,664
U.S. Treasury Bond, 11.25%, 2/15/15(16)	75,000,000	77,361,300

Total U.S. Treasury Obligations (identified cost $79,043,232)		$79,396,964

Total Debt Obligations — United States (identified cost $1,009,121,579)		$1,048,340,428

Common Stocks — 0.9%

Security	Shares	Value

Germany — 0.2%
Deutsche Wohnen AG	415,588	$9,380,509

Total Germany		$9,380,509

Luxembourg — 0.2%
GAGFAH SA(17)	471,667	$8,820,657

Total Luxembourg		$8,820,657

Singapore — 0.3%
Yoma Strategic Holdings, Ltd.(17)	27,666,000	$14,426,440

Total Singapore		$14,426,440

Sri Lanka — 0.1%
Commercial Bank of Ceylon PLC	541,375	$687,578
Dialog Axiata PLC	4,938,977	463,269
Hatton National Bank PLC	169,507	255,822
John Keells Holdings PLC	2,238,647	4,410,913

Total Sri Lanka		$5,817,582

United Kingdom — 0.1%
Genel Energy PLC(17)	356,000	$4,004,231

Total United Kingdom		$4,004,231

Total Common Stocks (identified cost $38,729,797)		$42,449,419

Investment Funds — 0.4%

Security	Shares	Value
Fondul Proprietatea SA	63,020,883	$16,841,610

Total Investment Funds (identified cost $15,755,318)		$16,841,610

25	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Precious Metals — 0.7%

Description	Troy Ounces	Value

Platinum(17)	24,986	$30,885,949

Total Precious Metals (identified cost $43,799,986)		$30,885,949

Currency Put Options Purchased — 0.9%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Australian Dollar	Citibank, N.A.	AUD	63,624	USD	0.85	4/29/15	$883,126
Australian Dollar	JPMorgan Chase Bank, N.A.	AUD	48,977	USD	0.85	4/29/15	679,816
British Pound Sterling	Goldman Sachs International	GBP	35,940	USD	1.63	3/17/15	1,550,868
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	21,728	USD	1.63	3/17/15	937,594
Canadian Dollar	Citibank, N.A.	CAD	28,028	CAD	1.13	3/30/15	443,413
Canadian Dollar	Goldman Sachs International	CAD	28,435	CAD	1.13	3/30/15	449,852
Canadian Dollar	HSBC Bank USA, N.A.	CAD	42,487	CAD	1.11	3/30/15	1,052,567
Canadian Dollar	Standard Chartered Bank	CAD	12,450	CAD	1.11	3/30/15	308,435
Euro	Citibank, N.A.	EUR	34,553	USD	1.38	4/29/15	4,454,938
Euro	Citibank, N.A.	EUR	76,033	USD	1.21	7/30/15	1,241,816
Euro	Citibank, N.A.	EUR	50,736	USD	1.30	7/30/15	2,879,536
Euro	Citibank, N.A.	EUR	48,853	USD	1.35	7/30/15	4,747,396
Euro	Deutsche Bank AG	EUR	54,839	USD	1.28	11/1/16	3,125,913
Euro	Goldman Sachs International	EUR	50,851	USD	1.38	10/29/19	5,579,966
Japanese Yen	Citibank, N.A.	JPY	3,596,880	JPY	105.00	6/22/15	2,438,856
Japanese Yen	Deutsche Bank AG	JPY	7,193,550	JPY	105.00	6/22/15	4,877,569
Japanese Yen	Goldman Sachs International	JPY	3,530,625	JPY	105.00	6/22/15	2,393,932
Japanese Yen	Goldman Sachs International	JPY	5,151,960	JPY	110.00	6/22/15	1,813,303
Yuan Renminbi Offshore	Bank of America, N.A.	CNH	329,351	CNH	6.30	5/14/15	289,464
Yuan Renminbi Offshore	Deutsche Bank AG	CNH	491,377	CNH	6.20	3/5/15	517,452
Yuan Renminbi Offshore	Goldman Sachs International	CNH	300,649	CNH	6.30	5/14/15	264,236
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	485,411	CNH	6.20	3/5/15	511,169
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	318,212	CNH	6.20	3/6/15	338,228

Total Currency Put Options Purchased (identified cost $27,536,619)							$41,779,445

Call Options Purchased — 0.1%

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value

Nikkei 225 Index	Goldman Sachs International	326	JPY 16,000.00	5/13/16	$4,495,625

Total Call Options Purchased (identified cost $2,827,980)					$4,495,625

Put Options Purchased — 0.0%(5)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value

Hang Seng Index	Deutsche Bank AG	364	HKD 9,800.00	3/30/15	$420,082
KOSPI 200 Index	Citibank, N.A.	595	KRW 240.00	3/12/15	1,302,220

Total Put Options Purchased (identified cost $1,574,486)					$1,722,302

Short-Term Investments — 18.7%

Foreign Government Securities — 14.5%

Security		Principal Amount (000’s omitted)	Value

Albania — 0.0%(5)
Albania Treasury Bill, 0.00%, 1/8/15	ALL	28,000	$250,700

Total Albania			$250,700

Georgia — 0.1%
Bank of Georgia Promissory Note, 4.00%, 1/8/15	USD	5,266	$5,294,683

Total Georgia			$5,294,683

Kenya — 1.4%
Kenya Treasury Bill, 0.00%, 11/17/14	KES	312,300	$3,481,469
Kenya Treasury Bill, 0.00%, 11/24/14	KES	672,000	7,479,018
Kenya Treasury Bill, 0.00%, 12/1/14	KES	780,700	8,674,517
Kenya Treasury Bill, 0.00%, 12/15/14	KES	465,400	5,154,217
Kenya Treasury Bill, 0.00%, 4/13/15	KES	801,000	8,618,534
Kenya Treasury Bill, 0.00%, 4/20/15	KES	1,441,900	15,486,572
Kenya Treasury Bill, 0.00%, 4/27/15	KES	1,594,600	17,095,713

Total Kenya			$65,990,040

Lebanon — 3.7%
Lebanon Treasury Bill, 0.00%, 11/6/14	LBP	1,729,980	$1,143,285
Lebanon Treasury Bill, 0.00%, 11/20/14	LBP	14,587,300	9,625,452
Lebanon Treasury Bill, 0.00%, 12/18/14	LBP	25,348,700	16,674,939
Lebanon Treasury Bill, 0.00%, 12/25/14	LBP	25,102,700	16,500,380

26	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Lebanon (continued)
Lebanon Treasury Bill, 0.00%, 1/1/15	LBP	12,333,000	$8,100,408
Lebanon Treasury Bill, 0.00%, 1/8/15	LBP	6,301,050	4,135,381
Lebanon Treasury Bill, 0.00%, 1/15/15	LBP	36,944,000	24,227,612
Lebanon Treasury Bill, 0.00%, 1/22/15	LBP	9,805,760	6,425,572
Lebanon Treasury Bill, 0.00%, 2/5/15	LBP	24,455,530	15,999,505
Lebanon Treasury Bill, 0.00%, 2/19/15	LBP	24,804,725	16,199,811
Lebanon Treasury Bill, 0.00%, 2/26/15	LBP	11,462,600	7,479,519
Lebanon Treasury Bill, 0.00%, 4/9/15	LBP	7,096,900	4,600,378
Lebanon Treasury Bill, 0.00%, 4/16/15	LBP	7,550,000	4,894,320
Lebanon Treasury Bill, 0.00%, 4/23/15	LBP	7,136,500	4,617,064
Lebanon Treasury Bill, 0.00%, 4/30/15	LBP	12,359,330	7,996,108
Lebanon Treasury Bill, 0.00%, 6/11/15	LBP	6,086,700	3,913,804
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	12,844,300	8,223,370
Lebanon Treasury Bill, 0.00%, 7/23/15	LBP	5,026,200	3,210,775
Lebanon Treasury Bill, 0.00%, 10/15/15	LBP	13,566,400	8,536,856

Total Lebanon			$172,504,539

Malawi — 0.0%(5)
Malawi Treasury Bill, 0.00%, 11/6/14	MWK	50,000	$104,533

Total Malawi			$104,533

Mexico — 2.1%
Mexico Cetes, 0.00%, 4/1/15	MXN	1,298,544	$95,254,999

Total Mexico			$95,254,999

Nigeria — 0.1%
Nigeria Treasury Bill, 0.00%, 11/6/14	NGN	561,180	$3,385,766

Total Nigeria			$3,385,766

Philippines — 2.7%
Philippine Treasury Bill, 0.00%, 11/5/14	PHP	1,248,660	$27,823,043
Philippine Treasury Bill, 0.00%, 12/3/14	PHP	3,357,000	74,717,205
Philippine Treasury Bill, 0.00%, 1/7/15	PHP	882,740	19,623,225

Total Philippines			$122,163,473

Serbia — 0.9%
Serbia Treasury Bill, 0.00%, 1/1/15	EUR	3,000	$3,754,181
Serbia Treasury Bill, 0.00%, 1/29/15	RSD	1,786,060	18,508,205
Serbia Treasury Bill, 0.00%, 3/12/15	RSD	1,536,290	15,785,791
Serbia Treasury Bill, 0.00%, 5/6/15	EUR	2,805	3,476,447

Total Serbia			$41,524,624

Security		Principal Amount (000’s omitted)	Value

Sri Lanka — 2.8%
Sri Lanka Treasury Bill, 0.00%, 11/7/14	LKR	199,550	$1,525,229
Sri Lanka Treasury Bill, 0.00%, 11/28/14	LKR	34,250	260,953
Sri Lanka Treasury Bill, 0.00%, 12/5/14	LKR	1,631,690	12,418,729
Sri Lanka Treasury Bill, 0.00%, 12/12/14	LKR	584,720	4,445,496
Sri Lanka Treasury Bill, 0.00%, 12/19/14	LKR	237,560	1,804,162
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	1,252,160	9,499,244
Sri Lanka Treasury Bill, 0.00%, 1/2/15	LKR	548,460	4,156,217
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	1,875,710	14,199,031
Sri Lanka Treasury Bill, 0.00%, 1/30/15	LKR	380,000	2,867,651
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	2,321,580	17,460,867
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	1,284,190	9,647,320
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	3,414,430	25,620,580
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	255,810	1,917,374
Sri Lanka Treasury Bill, 0.00%, 3/20/15	LKR	1,666,990	12,480,734
Sri Lanka Treasury Bill, 0.00%, 4/10/15	LKR	396,470	2,958,639
Sri Lanka Treasury Bill, 0.00%, 4/24/15	LKR	240,650	1,792,148
Sri Lanka Treasury Bill, 0.00%, 6/26/15	LKR	176,180	1,298,358
Sri Lanka Treasury Bill, 0.00%, 7/24/15	LKR	314,960	2,310,775

Total Sri Lanka			$126,663,507

Uganda — 0.2%
Uganda Treasury Bill, 0.00%, 11/13/14	UGX	7,431,400	$2,739,395
Uganda Treasury Bill, 0.00%, 11/27/14	UGX	8,763,800	3,217,528
Uganda Treasury Bill, 0.00%, 12/26/14	UGX	3,677,000	1,338,648
Uganda Treasury Bill, 0.00%, 1/22/15	UGX	3,677,000	1,328,108
Uganda Treasury Bill, 0.00%, 2/5/15	UGX	4,866,500	1,749,941
Uganda Treasury Bill, 0.00%, 9/3/15	UGX	1,945,000	647,243
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	1,803,300	597,089

Total Uganda			$11,617,952

Uruguay — 0.2%
Monetary Regulation Bill, 0.00%, 12/18/14	UYU	2,740	$111,828
Monetary Regulation Bill, 0.00%, 1/16/15	UYU	114,480	4,622,292
Monetary Regulation Bill, 0.00%, 2/20/15	UYU	30,490	1,215,210
Monetary Regulation Bill, 0.00%, 2/20/15(6)	UYU	44,355	1,812,082
Monetary Regulation Bill, 0.00%, 3/26/15	UYU	19,280	758,232
Monetary Regulation Bill, 0.00%, 8/14/15	UYU	23,773	886,963

Total Uruguay			$9,406,607

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Zambia — 0.3%
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	8,590	$1,240,329
Zambia Treasury Bill, 0.00%, 8/10/15	ZMW	74,100	10,432,759

Total Zambia			$11,673,088

Total Foreign Government Securities (identified cost $679,436,941)			$665,834,511

U.S. Treasury Obligations — 0.1%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 12/4/14(16)		$6,000	$6,000,012

Total U.S. Treasury Obligations (identified cost $5,999,967)			$6,000,012

Repurchase Agreements — 0.8%

Description		Principal Amount (000’s omitted)	Value
Bank of America, N.A.:
Dated 9/18/14 with an interest rate of 0.35%, collateralized by USD 10,400,000 Hungary Government Bond 6.25%, due 1/29/20 and a market value, including accrued interest, of $11,905,111.(18)	USD	11,804	$11,804,000
Dated 10/13/14 with a maturity date of 12/1/14, an interest rate of 0.15% payable by the Portfolio and repurchase proceeds of EUR 17,801,513, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $22,178,813.	EUR	17,805	22,312,338

Total Repurchase Agreements (identified cost $34,399,436)			$34,116,338

Other — 3.3%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.14%(19)	$152,346	$152,346,230

Total Other (identified cost $152,346,230)		$152,346,230

Total Short-Term Investments (identified cost $872,182,574)		$858,297,091

Total Investments — 98.4% (identified cost $4,522,581,529)		$4,529,537,859

Less Unfunded Loan Commitments — (0.1)%		$(5,581,923)

Net Investments — 98.3% (identified cost $4,516,999,606)		$4,523,955,936

Currency Put Options Written — (0.6)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

British Pound Sterling	Goldman Sachs International	GBP	35,940	USD	1.63	3/17/15	$(1,550,868)
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	21,728	USD	1.63	3/17/15	(937,594)
Euro	Citibank, N.A.	EUR	34,553	USD	1.38	4/29/15	(4,454,938)
Euro	Citibank, N.A.	EUR	48,853	USD	1.35	7/30/15	(4,747,396)
Euro	Citibank, N.A.	EUR	50,736	USD	1.30	7/30/15	(2,879,536)
Japanese Yen	Deutsche Bank AG	JPY	7,193,550	JPY	105.00	6/22/15	(4,877,569)
Japanese Yen	Goldman Sachs International	JPY	7,127,505	JPY	105.00	6/22/15	(4,832,788)
Yuan Renminbi Offshore	Deutsche Bank AG	CNH	491,377	CNH	6.20	3/5/15	(517,452)
Yuan Renminbi Offshore	Deutsche Bank AG	CNH	630,000	CNH	6.30	5/14/15	(553,700)
Yuan Renminbi Offshore	Goldman Sachs International	CNH	485,411	CNH	6.20	3/5/15	(511,169)
Yuan Renminbi Offshore	Goldman Sachs International	CNH	318,212	CNH	6.20	3/6/15	(338,228)

Total Currency Put Options Written (premiums received $21,162,047)							$(26,201,238)

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Put Options Written — (0.0)%(5)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value

Hang Seng Index	Deutsche Bank AG	364	HKD 9,800.00	3/30/15	$(420,082)
KOSPI 200 Index	Citibank, N.A.	298	KRW 240.00	3/12/15	(652,204)
KOSPI 200 Index	Deutsche Bank AG	297	KRW 240.00	3/12/15	(650,016)

Total Put Options Written (premiums received $2,545,528)					$(1,722,302)

Other Assets, Less Liabilities — 2.3%					$105,073,099

Net Assets — 100.0%					$4,601,105,495

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

ALL	–	Albanian Lek
AUD	–	Australian Dollar
BDT	–	Bangladesh Taka
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CNH	–	Yuan Renminbi Offshore
CRC	–	Costa Rican Colon
DOP	–	Dominican Peso
EUR	–	Euro
GBP	–	British Pound Sterling
HKD	–	Hong Kong Dollar
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JOD	–	Jordanian Dinar
JPY	–	Japanese Yen
KES	–	Kenyan Shilling
KRW	–	South Korean Won
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MWK	–	Malawi Kwacha
MXN	–	Mexican Peso
NGN	–	Nigerian Naira
NZD	–	New Zealand Dollar
PHP	–	Philippine Peso
RON	–	Romanian Leu
RSD	–	Serbian Dinar
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
USD	–	United States Dollar
UYU	–	Uruguayan Peso
ZMW	–	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2014, the aggregate value of these securities is $927,264,613 or 20.2% of the Portfolio’s net assets.

(2)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(3)	Defaulted security.

(4)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2014, the aggregate value of these securities is $376,208,218 or 8.2% of the Portfolio’s net assets.

(5)	Amount is less than 0.05% or (0.05)%, as applicable.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2014.

(8)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(9)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(10)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(11)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at October 31, 2014.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(13)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2014.

(14)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2014.

(15)	Adjustable rate mortgage security. Rate shown is the rate at October 31, 2014.

(16)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(17)	Non-income producing.

(18)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(19)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2014.

29	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Securities Sold Short — (0.5)%

Foreign Government Bonds — (0.5)%

Security		Principal Amount (000’s omitted)	Value

Spain — (0.5)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(21,956,130)

Total Spain			$(21,956,130)

Total Foreign Government Bonds (proceeds $20,225,899)			$(21,956,130)

Total Securities Sold Short (proceeds $20,225,899)			$(21,956,130)

EUR	–	Euro

30	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2014

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2014
Investments —
Securities of unaffiliated issuers, at value (identified cost, $4,320,853,390)	$4,340,723,757
Affiliated investment, at value (identified cost, $152,346,230)	152,346,230
Precious metals, at value (identified cost, $43,799,986)	30,885,949
Total Investments, at value (identified cost, $4,516,999,606)	$4,523,955,936
Cash	$8,585,377
Restricted cash*	95,399,938
Foreign currency, at value (identified cost, $18,732,876)	18,656,511
Interest receivable	51,139,042
Interest receivable from affiliated investment	61,949
Due from broker for open reverse repurchase agreements	12,791,482
Receivable for investments sold	1,332,002
Receivable for variation margin on open futures contracts	11,539,405
Receivable for variation margin on open centrally cleared swap contracts	66,240
Receivable for open forward foreign currency exchange contracts	87,042,737
Receivable for open swap contracts	92,567,391
Receivable for closed swap contracts	2,425,672
Premium paid on open swap contracts	59,562,776
Tax reclaims receivable	97,047
Total assets	$4,965,223,505

Liabilities
Cash collateral due to brokers	$89,515,094
Payable for reverse repurchase agreements	74,290,652
Written options outstanding, at value (premiums received, $23,707,575)	27,923,540
Payable for investments purchased	51,712,599
Payable for securities sold short, at value (proceeds, $20,225,899)	21,956,130
Payable for open forward foreign currency exchange contracts	31,845,879
Payable for open swap contracts	48,142,890
Payable for closed swap contracts	102,390
Premium received on open swap contracts	14,608,013
Payable to affiliates:
Investment adviser fee	2,124,571
Trustees’ fees	5,780
Interest payable on securities sold short	230,706
Accrued foreign capital gains taxes	110,496
Accrued expenses and other liabilities	1,549,270
Total liabilities	$364,118,010
Net Assets applicable to investors’ interest in Portfolio	$4,601,105,495

Sources of Net Assets
Investors’ capital	$4,511,053,742
Net unrealized appreciation	90,051,753
Total	$4,601,105,495

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

31	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2014

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2014
Interest (net of foreign taxes, $2,613,309)	$238,440,394
Dividends (net of foreign taxes, $22,550)	327,005
Interest allocated from affiliated investment	239,315
Expenses allocated from affiliated investment	(25,980)
Total investment income	$238,980,734

Expenses
Investment adviser fee	$27,310,820
Trustees’ fees and expenses	68,113
Custodian fee	4,438,891
Legal and accounting services	538,457
Interest expense and fees	599,977
Interest expense on securities sold short	5,273,781
Miscellaneous	326,187
Total expenses	$38,556,226
Deduct —
Reduction of custodian fee	$9,621
Total expense reductions	$9,621

Net expenses	$38,546,605

Net investment income	$200,434,129

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $323,916 and including a loss of $27,049,631 from precious metals)	$(32,144,948)
Investment transactions allocated from affiliated investment	2,349
Written options	7,643,004
Securities sold short	(35,353,611)
Futures contracts	(77,015,069)
Swap contracts	(37,217,482)
Foreign currency and forward foreign currency exchange contract transactions	15,139,929
Net realized loss	$(158,945,828)
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $110,496 and including net increase of $18,853,050 from precious metals)	$(7,764,162)
Written options	(2,571,361)
Securities sold short	33,397,694
Futures contracts	36,540,438
Swap contracts	(7,711,285)
Foreign currency and forward foreign currency exchange contracts	86,735,295
Net change in unrealized appreciation (depreciation)	$138,626,619

Net realized and unrealized loss	$(20,319,209)

Net increase in net assets from operations	$180,114,920

32	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2014

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2014	2013
From operations —
Net investment income	$200,434,129	$230,012,066
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(158,945,828)	(155,628,223)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	138,626,619	(148,371,183)
Net increase (decrease) in net assets from operations	$180,114,920	$(73,987,340)
Capital transactions —
Contributions	$281,699,484	$803,496,564
Withdrawals	(2,551,695,705)	(1,258,862,116)
Net decrease in net assets from capital transactions	$(2,269,996,221)	$(455,365,552)

Net decrease in net assets	$(2,089,881,301)	$(529,352,892)

Net Assets
At beginning of year	$6,690,986,796	$7,220,339,688
At end of year	$4,601,105,495	$6,690,986,796

33	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2014

Consolidated Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2014		2013		2012		2011		2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.75	%(2)	0.92	%(2)	0.93	%(2)	0.75	%(2)	0.57%
Net investment income	3.92%		3.15%		4.10%		3.22%		2.67%
Portfolio Turnover	66%		56%		39%		33%		19%

Total Return	3.78%		(0.89)%		3.46%		0.79%		5.31%

Net assets, end of year (000’s omitted)	$4,601,105		$6,690,987		$7,220,340		$8,038,178		$9,007,025

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Includes interest and dividend expense, primarily on securities sold short, of 0.11%, 0.31%, 0.30% and 0.11% for the years ended October 31, 2014, 2013, 2012 and 2011, respectively.

34	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2014

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2014, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 91.0%, 7.5% and 1.3%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2014 were $45,807,876 or 1.0% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps (other than centrally

35

Global Macro Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

36

Global Macro Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

As of October 31, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain loan or credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Consolidated Portfolio of Investments. At October 31, 2014, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

M  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the

37

Global Macro Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

N  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

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Notes to Consolidated Financial Statements — continued

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

S  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

T  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

U  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion, 0.520% from $2 billion but less than $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2014, the Portfolio’s investment adviser fee amounted to $27,310,820 or 0.53% of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

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Notes to Consolidated Financial Statements — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans and securities sold short, for the year ended October 31, 2014 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$2,651,943,023	$1,910,371,018
U.S. Government and Agency Securities	—	703,011,525

	$2,651,943,023	$2,613,382,543

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,621,356,244

Gross unrealized appreciation	$107,943,926
Gross unrealized depreciation	(196,422,319)

Net unrealized depreciation	$(88,478,393)

The net unrealized appreciation (depreciation) on derivative contracts, foreign currency and securities sold short at October 31, 2014 on a federal income tax basis was $65,981,463.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at October 31, 2014 is included in the Consolidated Portfolio of investments.

A summary of obligations under these financial instruments at October 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/3/14	Romanian Leu 23,797,000	United States Dollar 6,848,058	BNP Paribas	$86,298	$—	$86,298
11/3/14	United States Dollar 6,784,024	Romanian Leu 23,797,000	BNP Paribas	—	(22,264)	(22,264)
11/5/14	Euro 21,293,808	United States Dollar 27,543,477	Bank of America, N.A.	858,969	—	858,969
11/5/14	Euro 2,140,695	United States Dollar 2,895,354	Goldman Sachs International	212,725	—	212,725
11/5/14	Euro 3,761,079	United States Dollar 4,864,956	Goldman Sachs International	151,729	—	151,729

40

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/5/14	Kazakhstani Tenge 1,250,400,000	United States Dollar 6,799,347	Deutsche Bank AG	$—	$(101,626)	$(101,626)
11/5/14	Philippine Peso 297,800,000	United States Dollar 6,824,015	Deutsche Bank AG	189,124	—	189,124
11/5/14	Philippine Peso 443,919,000	United States Dollar 10,170,548	Goldman Sachs International	280,172	—	280,172
11/5/14	Philippine Peso 297,800,000	United States Dollar 6,824,015	Standard Chartered Bank	189,124	—	189,124
11/5/14	Swiss Franc 84,340,903	United States Dollar 92,824,608	Goldman Sachs International	5,165,152	—	5,165,152
11/5/14	Swiss Franc 42,587,571	United States Dollar 46,871,381	Goldman Sachs International	2,608,121	—	2,608,121
11/5/14	United States Dollar 2,763,830	Euro 2,140,695	Goldman Sachs International	—	(81,201)	(81,201)
11/5/14	United States Dollar 7,601,216	Kazakhstani Tenge 1,250,400,000	Citibank, N.A.	—	(700,243)	(700,243)
11/5/14	United States Dollar 39,866,831	Swiss Franc 38,088,172	Goldman Sachs International	—	(280,007)	(280,007)
11/5/14	United States Dollar 52,561,534	Swiss Franc 50,130,300	Goldman Sachs International	—	(458,762)	(458,762)
11/5/14	United States Dollar 40,929,831	Swiss Franc 38,710,002	Goldman Sachs International	—	(696,711)	(696,711)
11/7/14	Japanese Yen 904,932,000	United States Dollar 8,812,562	JPMorgan Chase Bank, N.A.	756,069	—	756,069
11/7/14	United States Dollar 20,283,078	Indian Rupee 1,257,419,000	Goldman Sachs International	188,390	—	188,390
11/7/14	United States Dollar 9,614,370	Indian Rupee 594,793,000	Goldman Sachs International	69,185	—	69,185
11/10/14	Thai Baht 423,748,000	United States Dollar 13,105,743	Goldman Sachs International	98,920	—	98,920
11/10/14	United States Dollar 13,112,638	Thai Baht 423,748,000	Goldman Sachs International	—	(105,814)	(105,814)
11/12/14	Kazakhstani Tenge 4,483,500,000	United States Dollar 24,292,913	Deutsche Bank AG	—	(312,005)	(312,005)
11/12/14	United States Dollar 7,411,298	Kazakhstani Tenge 1,213,600,000	Deutsche Bank AG	—	(751,204)	(751,204)
11/12/14	United States Dollar 20,011,628	Kazakhstani Tenge 3,269,900,000	Deutsche Bank AG	—	(2,066,803)	(2,066,803)
11/12/14	United States Dollar 10,926,788	Mexican Peso 147,212,350	BNP Paribas	—	(249)	(249)
11/12/14	United States Dollar 29,543,017	Mexican Peso 398,070,000	Citibank, N.A.	2,924	—	2,924
11/12/14	United States Dollar 5,637,656	Mexican Peso 76,013,650	Morgan Stanley & Co. International PLC	4,303	—	4,303
11/13/14	United States Dollar 3,749,585	Indonesian Rupiah 44,575,066,000	BNP Paribas	—	(64,782)	(64,782)
11/14/14	United States Dollar 2,528,215	Indian Rupee 156,585,000	Barclays Bank PLC	18,849	—	18,849

41

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/14/14	United States Dollar 13,703,109	Indian Rupee 842,500,000	Citibank, N.A.	$1,278	$—	$1,278
11/14/14	United States Dollar 12,030,012	Indian Rupee 739,634,000	Deutsche Bank AG	1,122	—	1,122
11/14/14	United States Dollar 2,751,815	Indian Rupee 170,530,000	Standard Chartered Bank	22,083	—	22,083
11/17/14	British Pound Sterling 13,232,705	Euro 16,660,000	Citibank, N.A.	—	(286,915)	(286,915)
11/17/14	British Pound Sterling 549,272	Euro 691,000	Goldman Sachs International	—	(12,579)	(12,579)
11/17/14	British Pound Sterling 13,232,333	Euro 16,661,000	Morgan Stanley & Co. International PLC	—	(285,067)	(285,067)
11/17/14	British Pound Sterling 14,698,898	Euro 18,512,000	Morgan Stanley & Co. International PLC	—	(311,111)	(311,111)
11/17/14	British Pound Sterling 12,505,543	Euro 15,757,000	Standard Chartered Bank	—	(255,485)	(255,485)
11/17/14	Euro 12,903,000	British Pound Sterling 10,333,497	Deutsche Bank AG	358,016	—	358,016
11/17/14	Euro 38,916,000	British Pound Sterling 31,166,268	HSBC Bank USA, N.A.	1,079,791	—	1,079,791
11/17/14	Euro 4,095,000	British Pound Sterling 3,283,535	JPMorgan Chase Bank, N.A.	120,042	—	120,042
11/17/14	Euro 12,367,000	British Pound Sterling 9,917,839	Nomura International PLC	364,903	—	364,903
11/18/14	British Pound Sterling 2,895,112	United States Dollar 4,828,191	BNP Paribas	197,406	—	197,406
11/18/14	Japanese Yen 2,875,431,782	United States Dollar 28,092,185	Goldman Sachs International	2,490,472	—	2,490,472
11/20/14	United States Dollar 7,296,939	Indonesian Rupiah 86,476,028,264	BNP Paribas	—	(153,899)	(153,899)
11/20/14	United States Dollar 543,350	Indonesian Rupiah 6,552,801,000	Standard Chartered Bank	—	(2,080)	(2,080)
11/20/14	United States Dollar 6,672,920	Indonesian Rupiah 79,067,434,000	Standard Chartered Bank	—	(141,840)	(141,840)
11/21/14	Euro 15,554,158	United States Dollar 20,640,025	Bank of America, N.A.	1,146,216	—	1,146,216
11/21/14	Euro 6,840,290	United States Dollar 8,785,087	Bank of America, N.A.	212,247	—	212,247
11/21/14	Euro 1,458,638	United States Dollar 1,944,992	Bank of America, N.A.	116,901	—	116,901
11/21/14	Euro 4,354,887	United States Dollar 5,552,154	Bank of America, N.A.	94,235	—	94,235
11/21/14	Euro 3,012,733	United States Dollar 3,799,071	Bank of America, N.A.	23,255	—	23,255
11/21/14	Euro 1,000,000	United States Dollar 1,267,616	Bank of America, N.A.	14,330	—	14,330
11/21/14	Euro 1,832,579	United States Dollar 2,432,712	Goldman Sachs International	135,966	—	135,966

42

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/21/14	Euro 6,002,900	United States Dollar 7,566,956	Goldman Sachs International	$43,604	$—	$43,604
11/21/14	Euro 1,406,814	United States Dollar 1,781,716	Goldman Sachs International	18,575	—	18,575
11/21/14	Euro 401,948	United States Dollar 513,320	Goldman Sachs International	9,564	—	9,564
11/21/14	Euro 401,948	United States Dollar 508,918	Goldman Sachs International	5,163	—	5,163
11/21/14	Kazakhstani Tenge 1,696,000,000	United States Dollar 9,182,011	Deutsche Bank AG	—	(58,423)	(58,423)
11/21/14	United States Dollar 11,091,595	Chilean Peso 6,524,631,000	BNP Paribas	228,801	—	228,801
11/21/14	United States Dollar 16,750,605	Chilean Peso 9,866,475,000	Citibank, N.A.	367,973	—	367,973
11/21/14	United States Dollar 1,331,684	Indian Rupee 82,358,000	Citibank, N.A.	6,810	—	6,810
11/21/14	United States Dollar 1,397,705	Indian Rupee 86,483,000	JPMorgan Chase Bank, N.A.	7,829	—	7,829
11/21/14	United States Dollar 1,315,698	Indian Rupee 81,422,000	Standard Chartered Bank	7,584	—	7,584
11/21/14	United States Dollar 5,112,960	Indonesian Rupiah 63,007,000,000	Deutsche Bank AG	90,933	—	90,933
11/21/14	United States Dollar 7,222,653	Indonesian Rupiah 88,968,639,000	Goldman Sachs International	125,471	—	125,471
11/21/14	United States Dollar 4,153,846	Kazakhstani Tenge 675,000,000	JPMorgan Chase Bank, N.A.	—	(476,197)	(476,197)
11/21/14	United States Dollar 6,279,213	Kazakhstani Tenge 1,021,000,000	VTB Capital PLC	—	(716,428)	(716,428)
11/24/14	Romanian Leu 78,695,800	United States Dollar 22,858,081	Bank of America, N.A.	513,148	—	513,148
11/24/14	United States Dollar 6,843,331	Romanian Leu 23,797,000	BNP Paribas	—	(86,397)	(86,397)
11/25/14	Euro 6,347,607	United States Dollar 8,428,314	Bank of America, N.A.	472,744	—	472,744
11/25/14	Euro 6,910,246	United States Dollar 9,175,390	Goldman Sachs International	514,654	—	514,654
11/25/14	Euro 2,540,298	United States Dollar 3,342,880	Goldman Sachs International	159,078	—	159,078
11/25/14	Euro 1,604,222	United States Dollar 2,123,019	Goldman Sachs International	112,419	—	112,419
11/25/14	United States Dollar 1,150,209	Euro 875,066	Goldman Sachs International	—	(53,473)	(53,473)
11/25/14	United States Dollar 3,407,512	Euro 2,640,418	Goldman Sachs International	—	(98,229)	(98,229)
11/26/14	Euro 176,182,399	United States Dollar 236,447,350	Standard Chartered Bank	15,633,352	—	15,633,352
12/3/14	Euro 9,091,193	United States Dollar 12,174,653	JPMorgan Chase Bank, N.A.	779,914	—	779,914

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

12/3/14	Kazakhstani Tenge 3,596,510,272	United States Dollar 19,403,886	Deutsche Bank AG	$—	$(4,904)	$(4,904)
12/3/14	Russian Ruble 1,021,983,000	United States Dollar 26,671,060	Bank of America, N.A.	3,105,512	—	3,105,512
12/3/14	Russian Ruble 244,380,000	United States Dollar 6,379,013	Citibank, N.A.	743,941	—	743,941
12/3/14	Russian Ruble 368,203,000	United States Dollar 9,606,131	Morgan Stanley & Co. International PLC	1,115,867	—	1,115,867
12/3/14	United States Dollar 2,513,652	Euro 1,946,916	JPMorgan Chase Bank, N.A.	—	(73,422)	(73,422)
12/3/14	United States Dollar 2,396,399	Euro 1,848,389	JPMorgan Chase Bank, N.A.	—	(79,662)	(79,662)
12/3/14	United States Dollar 6,860,468	Euro 5,295,888	JPMorgan Chase Bank, N.A.	—	(222,697)	(222,697)
12/3/14	United States Dollar 2,909,639	Kazakhstani Tenge 479,072,000	Deutsche Bank AG	—	(324,297)	(324,297)
12/3/14	United States Dollar 18,933,728	Kazakhstani Tenge 3,117,438,272	Deutsche Bank AG	—	(2,110,279)	(2,110,279)
12/3/14	United States Dollar 4,039,913	Russian Ruble 157,193,000	Bank of America, N.A.	—	(415,254)	(415,254)
12/3/14	United States Dollar 36,195,595	Russian Ruble 1,417,721,000	Bank of America, N.A.	—	(3,504,864)	(3,504,864)
12/3/14	United States Dollar 1,533,076	Russian Ruble 59,652,000	Citibank, N.A.	—	(157,582)	(157,582)
12/8/14	South African Rand 247,642,733	United States Dollar 22,871,645	Citibank, N.A.	545,473	—	545,473
12/8/14	South African Rand 245,041,692	United States Dollar 22,628,911	JPMorgan Chase Bank, N.A.	537,236	—	537,236
12/8/14	United States Dollar 2,144,636	South African Rand 23,449,000	Goldman Sachs International	—	(30,597)	(30,597)
12/8/14	United States Dollar 18,577,635	South African Rand 203,100,000	Standard Chartered Bank	—	(267,203)	(267,203)
12/9/14	Ghanaian Cedi 10,250,001	United States Dollar 3,424,315	Standard Bank PLC	326,068	—	326,068
12/10/14	Euro 17,375,000	United States Dollar 22,954,721	Goldman Sachs International	1,176,221	—	1,176,221
12/10/14	Euro 34,838,078	United States Dollar 45,991,663	JPMorgan Chase Bank, N.A.	2,324,263	—	2,324,263
12/12/14	Ghanaian Cedi 5,200,001	United States Dollar 1,734,779	Standard Bank PLC	165,923	—	165,923
12/12/14	Thai Baht 1,042,350,000	United States Dollar 32,298,396	Goldman Sachs International	349,950	—	349,950
12/12/14	United States Dollar 32,222,016	Thai Baht 1,042,350,000	Goldman Sachs International	—	(273,570)	(273,570)
12/16/14	United States Dollar 1,093,750	Zambian Kwacha 7,000,000	Barclays Bank PLC	4,661	—	4,661
12/16/14	United States Dollar 1,150,784	Zambian Kwacha 7,342,000	Barclays Bank PLC	1,293	—	1,293

44

Global Macro Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

12/17/14	Euro 29,324,802	United States Dollar 38,693,783	Bank of America, N.A.	$1,935,269	$—	$1,935,269
12/17/14	Japanese Yen 10,523,970,000	United States Dollar 98,237,801	Bank of America, N.A.	4,503,645	—	4,503,645
12/17/14	United States Dollar 22,430,252	Euro 17,483,000	Bank of America, N.A.	—	(515,386)	(515,386)
12/19/14	Ghanaian Cedi 5,200,001	United States Dollar 1,729,011	Standard Bank PLC	166,966	—	166,966
12/19/14	Thai Baht 213,132,000	United States Dollar 6,513,814	Citibank, N.A.	—	(16,753)	(16,753)
12/19/14	Thai Baht 247,904,000	United States Dollar 7,580,003	Goldman Sachs International	—	(16,011)	(16,011)
12/19/14	United States Dollar 6,586,890	Thai Baht 213,132,000	Citibank, N.A.	—	(56,323)	(56,323)
12/19/14	United States Dollar 7,658,449	Thai Baht 247,904,000	Goldman Sachs International	—	(62,435)	(62,435)
12/22/14	Euro 17,666,900	United States Dollar 22,666,279	Citibank, N.A.	520,178	—	520,178
12/22/14	Euro 33,176,500	United States Dollar 42,571,753	Deutsche Bank AG	983,805	—	983,805
12/22/14	Euro 28,737,400	United States Dollar 36,878,418	Goldman Sachs International	855,043	—	855,043
12/22/14	Kazakhstani Tenge 5,221,600,000	United States Dollar 28,110,902	Deutsche Bank AG	275,358	—	275,358
12/22/14	United States Dollar 18,896,862	Chilean Peso 11,143,865,000	JPMorgan Chase Bank, N.A.	386,663	—	386,663
12/22/14	United States Dollar 31,790,563	Kazakhstani Tenge 5,221,600,000	VTB Capital PLC	—	(3,955,020)	(3,955,020)
12/24/14	Euro 97,753,924	United States Dollar 126,933,470	Deutsche Bank AG	4,393,785	—	4,393,785
12/26/14	United States Dollar 24,086,494	Peruvian New Sol 70,176,000	BNP Paribas	—	(219,897)	(219,897)
12/26/14	United States Dollar 20,467,800	Peruvian New Sol 59,592,000	Citibank, N.A.	—	(200,782)	(200,782)
12/30/14	United States Dollar 5,580,365	Uruguayan Peso 131,585,000	Citibank, N.A.	—	(226,468)	(226,468)
1/2/15	Euro 8,650,195	United States Dollar 11,771,185	Goldman Sachs International	927,078	—	927,078
1/2/15	Euro 3,000,000	United States Dollar 4,117,650	Goldman Sachs International	356,773	—	356,773
1/2/15	Euro 2,735,785	United States Dollar 3,631,098	Goldman Sachs International	201,448	—	201,448
1/2/15	Singapore Dollar 18,082,000	United States Dollar 14,198,665	Standard Chartered Bank	126,481	—	126,481
1/8/15	South African Rand 247,347,341	United States Dollar 21,577,324	Citibank, N.A.	—	(599,392)	(599,392)
1/8/15	South African Rand 245,336,872	United States Dollar 21,398,768	JPMorgan Chase Bank, N.A.	—	(597,694)	(597,694)

45

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October 31, 2014

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

1/12/15	Australian Dollar 62,316,934	United States Dollar 54,402,683	Australia and New Zealand Banking Group Limited	$—	$(171,100)	$(171,100)
1/12/15	Australian Dollar 25,669,066	United States Dollar 22,396,773	Morgan Stanley & Co. International PLC	—	(82,799)	(82,799)
1/12/15	United States Dollar 3,318,143	Ugandan Shilling 9,075,120,000	Citibank, N.A.	—	(28,921)	(28,921)
1/12/15	United States Dollar 2,345,786	Ugandan Shilling 6,403,995,000	Standard Chartered Bank	—	(24,697)	(24,697)
1/14/15	Euro 199,189	United States Dollar 253,701	Goldman Sachs International	3,970	—	3,970
1/14/15	United States Dollar 3,748,458	Egyptian Pound 27,345,000	Citibank, N.A.	12,606	—	12,606
1/15/15	Euro 23,879,000	British Pound Sterling 18,878,451	BNP Paribas	244,280	—	244,280
1/15/15	Euro 8,590,000	British Pound Sterling 6,885,744	Citibank, N.A.	239,109	—	239,109
1/15/15	Euro 13,168,000	British Pound Sterling 10,410,357	Morgan Stanley & Co. International PLC	134,539	—	134,539
1/15/15	Euro 9,808,000	British Pound Sterling 7,862,779	Standard Chartered Bank	274,110	—	274,110
1/16/15	Euro 22,320,118	Polish Zloty 94,171,926	Bank of America, N.A.	—	(119,796)	(119,796)
1/16/15	Euro 21,055,429	Polish Zloty 88,819,589	BNP Paribas	—	(117,867)	(117,867)
1/16/15	Euro 16,707,000	United States Dollar 21,152,231	Deutsche Bank AG	205,723	—	205,723
1/16/15	Japanese Yen 2,460,830,000	United States Dollar 23,030,697	Goldman Sachs International	1,102,832	—	1,102,832
1/20/15	Euro 9,098,386	Polish Zloty 38,653,128	BNP Paribas	27,733	—	27,733
1/20/15	Euro 19,132,224	Polish Zloty 81,261,729	Nomura International PLC	52,799	—	52,799
1/20/15	Indian Rupee 402,600,000	United States Dollar 6,431,310	Barclays Bank PLC	—	(55,177)	(55,177)
1/20/15	Indian Rupee 452,000,000	United States Dollar 7,270,388	Nomura International PLC	—	(12,007)	(12,007)
1/20/15	Indian Rupee 411,000,000	United States Dollar 6,633,312	Standard Chartered Bank	11,489	—	11,489
1/20/15	Polish Zloty 47,734,000	United States Dollar 14,318,506	Goldman Sachs International	196,752	—	196,752
1/20/15	Romanian Leu 163,003,662	United States Dollar 46,705,920	JPMorgan Chase Bank, N.A.	520,479	—	520,479
1/20/15	United States Dollar 9,040,847	Egyptian Pound 66,179,000	Citibank, N.A.	46,492	—	46,492
1/20/15	United States Dollar 10,280,614	Indian Rupee 636,370,000	BNP Paribas	—	(27,744)	(27,744)
1/20/15	United States Dollar 10,886,485	Indian Rupee 674,200,000	Goldman Sachs International	—	(24,117)	(24,117)

46

Global Macro Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

1/20/15	United States Dollar 5,469,861	Ugandan Shilling 14,899,900,000	Barclays Bank PLC	$—	$(83,243)	$(83,243)
1/21/15	Euro 55,229,000	United States Dollar 69,855,075	JPMorgan Chase Bank, N.A.	608,692	—	608,692
1/21/15	New Zealand Dollar 21,167,000	United States Dollar 16,674,728	Australia and New Zealand Banking Group Limited	300,005	—	300,005
1/21/15	New Zealand Dollar 29,472,970	United States Dollar 23,157,207	BNP Paribas	357,013	—	357,013
1/21/15	New Zealand Dollar 18,352,000	United States Dollar 14,440,051	BNP Paribas	243,003	—	243,003
1/21/15	New Zealand Dollar 29,569,030	United States Dollar 23,335,287	Deutsche Bank AG	460,781	—	460,781
1/21/15	New Zealand Dollar 18,857,000	United States Dollar 14,834,613	Nomura International PLC	246,899	—	246,899
1/22/15	United States Dollar 9,048,991	Egyptian Pound 66,273,000	Citibank, N.A.	46,260	—	46,260
1/23/15	Canadian Dollar 26,655,961	United States Dollar 23,683,872	Deutsche Bank AG	80,690	—	80,690
1/23/15	Canadian Dollar 56,544,118	United States Dollar 50,236,655	Nomura International PLC	168,262	—	168,262
1/23/15	United States Dollar 2,554,939	Ugandan Shilling 6,906,000,000	Citibank, N.A.	—	(60,662)	(60,662)
1/28/15	Euro 26,718,000	United States Dollar 34,141,596	Australia and New Zealand Banking Group Limited	640,633	—	640,633
1/29/15	Hungarian Forint 13,155,981,269	United States Dollar 54,020,906	JPMorgan Chase Bank, N.A.	619,336	—	619,336
1/29/15	Russian Ruble 819,454,800	United States Dollar 18,775,801	BNP Paribas	157,244	—	157,244
1/29/15	United States Dollar 3,243,553	Ugandan Shilling 8,725,157,000	Barclays Bank PLC	—	(98,246)	(98,246)
1/30/15	Australian Dollar 34,586,000	United States Dollar 30,553,618	Goldman Sachs International	304,502	—	304,502
1/30/15	New Zealand Dollar 131,738,678	United States Dollar 103,880,558	JPMorgan Chase Bank, N.A.	2,058,350	—	2,058,350
2/4/15	Euro 54,553,229	United States Dollar 69,237,594	Goldman Sachs International	831,113	—	831,113
2/4/15	New Zealand Dollar 13,061,000	United States Dollar 10,177,941	JPMorgan Chase Bank, N.A.	87,930	—	87,930
2/4/15	New Zealand Dollar 17,892,000	United States Dollar 13,936,211	Morgan Stanley & Co. International PLC	114,108	—	114,108
2/5/15	Kazakhstani Tenge 459,915,000	United States Dollar 2,454,844	Deutsche Bank AG	96,754	—	96,754
2/5/15	Russian Ruble 509,972,000	United States Dollar 11,732,484	BNP Paribas	154,841	—	154,841
2/5/15	Russian Ruble 499,848,000	United States Dollar 11,511,930	JPMorgan Chase Bank, N.A.	164,128	—	164,128
2/5/15	United States Dollar 2,770,572	Kazakhstani Tenge 459,915,000	Deutsche Bank AG	—	(412,482)	(412,482)

47

Global Macro Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

2/6/15	United States Dollar 5,080,645	Uruguayan Peso 126,000,000	Citibank, N.A.	$—	$(15,682)	$(15,682)
2/13/15	United States Dollar 5,070,423	Uruguayan Peso 126,000,000	Citibank, N.A.	—	(16,755)	(16,755)
2/20/15	Argentine Peso 23,000,000	United States Dollar 2,207,294	Bank of America, N.A.	—	(221,123)	(221,123)
2/20/15	Argentine Peso 45,000,000	United States Dollar 4,347,826	Citibank, N.A.	—	(403,424)	(403,424)
2/20/15	United States Dollar 1,982,759	Argentine Peso 23,000,000	Bank of America, N.A.	445,658	—	445,658
2/20/15	United States Dollar 3,879,310	Argentine Peso 45,000,000	Citibank, N.A.	871,940	—	871,940
2/23/15	Argentine Peso 10,260,000	United States Dollar 983,230	Citibank, N.A.	—	(95,715)	(95,715)
2/23/15	Argentine Peso 24,000,000	United States Dollar 2,314,368	Citibank, N.A.	—	(209,480)	(209,480)
2/23/15	Argentine Peso 28,590,000	United States Dollar 2,755,928	Citibank, N.A.	—	(250,606)	(250,606)
2/23/15	United States Dollar 5,418,103	Argentine Peso 62,850,000	Citibank, N.A.	1,191,223	—	1,191,223
2/24/15	Argentine Peso 21,210,000	United States Dollar 2,031,026	Citibank, N.A.	—	(196,450)	(196,450)
2/24/15	Argentine Peso 33,790,000	United States Dollar 3,231,019	Citibank, N.A.	—	(317,609)	(317,609)
2/24/15	United States Dollar 4,741,379	Argentine Peso 55,000,000	Citibank, N.A.	1,034,725	—	1,034,725
2/25/15	Argentine Peso 20,856,000	United States Dollar 1,993,881	Bank of America, N.A.	—	(193,500)	(193,500)
2/25/15	Argentine Peso 33,660,000	United States Dollar 3,216,128	Citibank, N.A.	—	(314,139)	(314,139)
2/25/15	Argentine Peso 44,660,000	United States Dollar 4,280,238	Citibank, N.A.	—	(403,712)	(403,712)
2/25/15	Argentine Peso 60,680,000	United States Dollar 5,843,606	Citibank, N.A.	—	(520,525)	(520,525)
2/25/15	United States Dollar 1,805,714	Argentine Peso 20,856,000	Bank of America, N.A.	381,667	—	381,667
2/25/15	United States Dollar 12,034,632	Argentine Peso 139,000,000	Citibank, N.A.	2,543,716	—	2,543,716
2/27/15	United States Dollar 3,376,414	Uruguayan Peso 83,600,000	Citibank, N.A.	—	(38,235)	(38,235)
3/13/15	Euro 6,037,712	Serbian Dinar 765,280,000	Citibank, N.A.	321,343	—	321,343
3/13/15	Serbian Dinar 914,716,000	Euro 7,485,401	Deutsche Bank AG	—	(47,063)	(47,063)
3/19/15	Euro 625,840	Serbian Dinar 76,728,000	Citibank, N.A.	5,684	—	5,684
3/23/15	Euro 7,932,685	Romanian Leu 36,522,082	Bank of America, N.A.	371,848	—	371,848

48

Global Macro Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

3/23/15	Euro 7,929,105	Romanian Leu 36,251,868	Bank of America, N.A.	$299,969	$—	$299,969
3/23/15	Euro 19,268,356	Romanian Leu 88,451,387	Citibank, N.A.	829,695	—	829,695
3/23/15	Euro 9,490,976	Romanian Leu 43,382,304	Citibank, N.A.	356,106	—	356,106
3/23/15	Euro 5,218,249	Romanian Leu 24,037,865	JPMorgan Chase Bank, N.A.	248,295	—	248,295
3/23/15	Euro 11,219,478	Romanian Leu 51,637,648	Standard Chartered Bank	521,162	—	521,162
3/23/15	Euro 3,525,207	Romanian Leu 16,164,836	Standard Chartered Bank	146,814	—	146,814
3/23/15	Romanian Leu 121,010,669	Euro 26,956,374	Bank of America, N.A.	—	(388,439)	(388,439)
3/23/15	Romanian Leu 45,494,564	Euro 10,164,975	BNP Paribas	—	(107,663)	(107,663)
3/23/15	Romanian Leu 60,298,704	Euro 13,428,658	BNP Paribas	—	(197,946)	(197,946)
3/23/15	Romanian Leu 61,956,063	Euro 13,821,765	JPMorgan Chase Bank, N.A.	—	(173,271)	(173,271)
3/23/15	Romanian Leu 21,354,000	Euro 4,662,445	JPMorgan Chase Bank, N.A.	—	(186,928)	(186,928)
3/23/15	Romanian Leu 34,813,000	Euro 7,764,693	Standard Chartered Bank	—	(99,533)	(99,533)
3/31/15	Euro 22,560,509	Romanian Leu 103,259,451	Bank of America, N.A.	874,253	—	874,253
3/31/15	Euro 21,128,961	Romanian Leu 96,758,597	Citibank, N.A.	833,284	—	833,284
3/31/15	Romanian Leu 116,265,785	Euro 25,790,762	Citibank, N.A.	—	(496,931)	(496,931)
3/31/15	Romanian Leu 35,273,253	Euro 7,827,061	Deutsche Bank AG	—	(147,575)	(147,575)
3/31/15	United States Dollar 3,394,716	Uruguayan Peso 84,800,000	Citibank, N.A.	—	(42,643)	(42,643)
3/31/15	United States Dollar 5,580,306	Uruguayan Peso 135,155,000	Citibank, N.A.	—	(237,742)	(237,742)
4/29/15	Russian Ruble 379,516,000	United States Dollar 8,503,607	Credit Suisse International	90,534	—	90,534
4/29/15	Russian Ruble 816,219,000	United States Dollar 18,317,303	JPMorgan Chase Bank, N.A.	223,440	—	223,440
4/30/15	United States Dollar 6,082,149	Uruguayan Peso 154,000,000	Citibank, N.A.	—	(51,465)	(51,465)
5/21/15	New Turkish Lira 32,362,110	United States Dollar 13,700,567	BNP Paribas	—	(252,046)	(252,046)
5/21/15	New Turkish Lira 130,452,890	United States Dollar 55,267,749	BNP Paribas	—	(975,763)	(975,763)
5/21/15	New Turkish Lira 46,036,000	United States Dollar 19,472,785	Standard Chartered Bank	—	(375,195)	(375,195)

49

Global Macro Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/21/15	New Turkish Lira 35,071,000	United States Dollar 14,474,206	Standard Chartered Bank	$—	$(646,320)	$(646,320)
5/21/15	United States Dollar 18,144,666	New Turkish Lira 41,677,027	Bank of America, N.A.	—	(176,015)	(176,015)
5/21/15	United States Dollar 11,947,570	New Turkish Lira 27,420,869	Morgan Stanley & Co. International PLC	—	(125,326)	(125,326)
5/21/15	United States Dollar 284,247	New Turkish Lira 688,730	Standard Chartered Bank	12,693	—	12,693
6/2/15	Philippine Peso 800,000,000	United States Dollar 18,136,066	Bank of America, N.A.	426,070	—	426,070
6/2/15	Philippine Peso 1,625,246,000	United States Dollar 36,827,763	Goldman Sachs International	848,889	—	848,889
6/2/15	Philippine Peso 700,000,000	United States Dollar 15,861,866	JPMorgan Chase Bank, N.A.	365,620	—	365,620
6/11/15	United States Dollar 1,148,292	Zambian Kwacha 8,572,000	Standard Chartered Bank	107,660	—	107,660
6/12/15	United States Dollar 712,235	Zambian Kwacha 5,210,000	Citibank, N.A.	50,844	—	50,844
6/12/15	United States Dollar 1,153,206	Zambian Kwacha 8,110,500	Citibank, N.A.	34,693	—	34,693
6/12/15	United States Dollar 472,028	Zambian Kwacha 3,363,200	Citibank, N.A.	20,561	—	20,561
6/17/15	United States Dollar 1,139,782	Zambian Kwacha 8,395,000	Standard Chartered Bank	87,541	—	87,541
6/18/15	United States Dollar 1,563,215	Zambian Kwacha 11,438,000	Standard Chartered Bank	108,375	—	108,375
6/18/15	United States Dollar 666,557	Zambian Kwacha 4,860,000	Standard Chartered Bank	43,701	—	43,701
6/25/15	United States Dollar 2,218,608	Zambian Kwacha 15,774,300	Barclays Bank PLC	80,828	—	80,828
9/2/15	United States Dollar 4,890,239	Zambian Kwacha 33,742,650	Standard Chartered Bank	—	(91,916)	(91,916)
9/28/15	United States Dollar 2,948,986	Azerbaijani Manat 2,399,000	Standard Bank PLC	16,403	—	16,403
10/8/15	United States Dollar 11,730,155	Azerbaijani Manat 9,546,000	Standard Bank PLC	49,213	—	49,213

				$87,042,737	$(31,845,879)	$55,196,858

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

	Commodity Futures
12/14	274 Gold	Short	$(35,591,230)	$(32,101,840)	$3,489,390

50

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October 31, 2014

Notes to Consolidated Financial Statements — continued

Futures Contracts (continued)
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

	Commodity Futures (continued)
12/14	210 LME Copper	Short	$(38,457,021)	$(35,332,500)	$3,124,521
12/14	210 LME Copper	Long	34,103,423	35,332,501	1,229,078

	Equity Futures
11/14	3,669 SGX CNX Nifty Index	Long	59,424,131	61,304,092	1,879,961
12/14	420 TOPIX Index	Long	48,185,488	51,275,533	3,090,045

	Interest Rate Futures
12/14	1,840 Euro-Bobl	Short	(294,388,564)	(295,257,202)	(868,638)
12/14	566 Euro-Bund	Short	(105,605,140)	(107,037,892)	(1,432,752)
12/14	855 IMM 10-Year Interest Rate Swap	Long	84,303,342	81,771,858	(2,531,484)
12/14	234 Japan 10-Year Bond	Short	(303,632,317)	(305,257,245)	(1,624,928)
12/14	1,222 U.S. 2-Year Deliverable Interest Rate Swap	Short	(122,537,948)	(122,725,078)	(187,130)
12/14	1,090 U.S. 5-Year Deliverable Interest Rate Swap	Short	(110,508,700)	(111,248,125)	(739,425)
12/14	1,595 U.S. 5-Year Treasury Note	Short	(189,162,037)	(190,490,353)	(1,328,316)
12/14	1,703 U.S. 10-Year Deliverable Interest Rate Swap	Short	(175,695,384)	(177,724,016)	(2,028,632)
12/14	1,938 U.S. 10-Year Treasury Note	Short	(243,071,316)	(244,884,469)	(1,813,153)
12/14	241 U.S. Long Treasury Bond	Short	(33,506,531)	(34,003,594)	(497,063)
3/16	3,812 CME 90-Day Eurodollar	Short	(940,277,450)	(942,755,250)	(2,477,800)

					$(2,716,326)

CME:	Chicago Mercantile Exchange.
LME:	London Metal Exchange.

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

SGX CNX Nifty Index:  Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index:  Market capitalization-weighted stock index for all companies listed on the First Section of the Tokyo Stock Exchange.

51

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Notes to Consolidated Financial Statements — continued

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	HUF	589,390	Pays	6-month HUF BUBOR	5.20%		12/16/16	$241,472
LCH.Clearnet	HUF	829,350	Pays	6-month HUF BUBOR	5.12		1/16/17	331,250
LCH.Clearnet	HUF	1,437,000	Receives	6-month HUF BUBOR	7.63		1/16/17	(1,011,472)
LCH.Clearnet	HUF	680,000	Pays	6-month HUF BUBOR	5.22		1/20/17	279,820
LCH.Clearnet	HUF	5,992,000	Receives	6-month HUF BUBOR	4.57		11/14/18	(2,848,826)
LCH.Clearnet	HUF	7,698,000	Receives	6-month HUF BUBOR	4.43		11/15/18	(3,456,183)
LCH.Clearnet(1)	NOK	1,846,510	Receives	3-month NOK NIBOR	1.81		9/21/16	(300,864)
LCH.Clearnet(1)	NOK	1,846,511	Receives	3-month NOK NIBOR	1.84		9/21/16	(318,933)
LCH.Clearnet(1)	NOK	1,846,511	Receives	3-month NOK NIBOR	1.84		9/21/16	(322,492)
LCH.Clearnet(1)	NOK	1,846,511	Receives	3-month NOK NIBOR	1.88		9/21/16	(351,511)
LCH.Clearnet(1)	NOK	2,954,416	Receives	3-month NOK NIBOR	1.78		9/21/16	(440,647)
LCH.Clearnet(1)	NOK	3,693,020	Receives	3-month NOK NIBOR	1.82		9/21/16	(615,964)
LCH.Clearnet(1)	NOK	3,693,021	Receives	3-month NOK NIBOR	1.82		9/21/16	(611,037)
LCH.Clearnet(1)	NOK	5,813,367	Receives	3-month NOK NIBOR	1.72		9/21/16	(730,016)
LCH.Clearnet	PLN	33,910	Pays	6-month PLN WIBOR	4.40		8/20/17	744,513
LCH.Clearnet	PLN	372,117	Pays	6-month PLN WIBOR	1.95		10/27/19	179,708
LCH.Clearnet(1)	SEK	1,995,337	Pays	3-month SEK STIBOR	0.89		9/21/16	348,853
LCH.Clearnet(1)	SEK	1,995,337	Pays	3-month SEK STIBOR	0.81		9/21/16	290,485
LCH.Clearnet(1)	SEK	1,995,337	Pays	3-month SEK STIBOR	0.77		9/21/16	257,519
LCH.Clearnet(1)	SEK	1,995,337	Pays	3-month SEK STIBOR	0.76		9/21/16	254,006
LCH.Clearnet(1)	SEK	3,192,503	Pays	3-month SEK STIBOR	0.70		9/21/16	335,932
LCH.Clearnet(1)	SEK	3,990,674	Pays	3-month SEK STIBOR	0.89		9/21/16	696,084
LCH.Clearnet(1)	SEK	3,990,675	Pays	3-month SEK STIBOR	0.76		9/21/16	508,012
LCH.Clearnet(1)	SEK	5,817,674	Pays	3-month SEK STIBOR	0.76		9/21/16	740,588
LCH.Clearnet(1)		$15,000	Receives	3-month USD-LIBOR-BBA	3.50	(2)	12/17/44	(393,736)
								$(6,193,439)

HUF	–	Hungarian Forint
NOK	–	Norwegian Krone
PLN	–	Polish Zloty
SEK	–	Swedish Krona

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after October 31, 2014.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	HUF	589,390	Receives	6-month HUF BUBOR	7.32%	12/16/16	$(393,692)
Bank of America, N.A.	HUF	2,409,000	Pays	6-month HUF BUBOR	5.13	12/21/16	962,850
Bank of America, N.A.	HUF	607,650	Pays	6-month HUF BUBOR	5.14	1/16/17	243,783
Bank of America, N.A.	MYR	123,219	Pays	3-month MYR KLIBOR	3.51	1/15/16	(114,565)
Bank of America, N.A.	MYR	30,160	Receives	3-month MYR KLIBOR	4.58	1/15/24	(294,012)
Bank of America, N.A.	PLN	31,619	Pays	6-month PLN WIBOR	4.34	7/30/17	675,709
Bank of America, N.A.	PLN	31,619	Receives	6-month PLN WIBOR	3.35	7/30/17	(404,725)
Bank of America, N.A.	PLN	14,470	Pays	6-month PLN WIBOR	3.83	11/14/17	375,545

52

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October 31, 2014

Notes to Consolidated Financial Statements — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	PLN	14,470	Receives	6-month PLN WIBOR	3.61%	11/14/17	$(336,566)
Bank of America, N.A.	PLN	102,310	Receives	6-month PLN WIBOR	3.52	11/16/17	(2,271,896)
Barclays Bank PLC	PLN	66,483	Pays	6-month PLN WIBOR	4.32	8/2/17	1,406,161
Barclays Bank PLC	PLN	28,300	Pays	6-month PLN WIBOR	4.35	8/27/17	609,231
Barclays Bank PLC	PLN	102,310	Pays	6-month PLN WIBOR	3.81	11/16/17	2,630,308
Barclays Bank PLC	PLN	173,050	Pays	6-month PLN WIBOR	3.82	11/19/17	4,480,252
Barclays Bank PLC	PLN	173,050	Receives	6-month PLN WIBOR	3.53	11/19/17	(3,863,169)
Barclays Bank PLC	PLN	57,540	Pays	6-month PLN WIBOR	3.80	11/20/17	1,473,401
BNP Paribas	PLN	69,044	Pays	6-month PLN WIBOR	4.25	8/7/17	1,419,867
BNP Paribas	PLN	69,044	Receives	6-month PLN WIBOR	3.60	8/7/17	(1,032,449)
BNP Paribas	PLN	15,700	Pays	6-month PLN WIBOR	3.85	11/13/17	411,199
BNP Paribas	PLN	15,700	Receives	6-month PLN WIBOR	3.38	11/13/17	(324,148)
BNP Paribas	PLN	76,000	Pays	6-month PLN WIBOR	3.83	11/14/17	1,972,457
BNP Paribas	PLN	2,200	Pays	6-month PLN WIBOR	3.81	11/20/17	56,594
BNP Paribas	PLN	2,200	Receives	6-month PLN WIBOR	3.60	11/20/17	(50,934)
Citibank, N.A.	MYR	120,126	Pays	3-month MYR KLIBOR	3.51	1/15/16	(113,930)
Citibank, N.A.	MYR	82,320	Pays	3-month MYR KLIBOR	3.60	2/25/16	(55,129)
Citibank, N.A.	MYR	29,137	Receives	3-month MYR KLIBOR	4.58	1/15/24	(284,039)
Citibank, N.A.	MYR	19,892	Receives	3-month MYR KLIBOR	4.57	2/25/24	(198,164)
Citibank, N.A.	PLN	27,794	Pays	6-month PLN WIBOR	4.33	7/30/17	593,367
Citibank, N.A.	PLN	41,457	Pays	6-month PLN WIBOR	4.31	8/2/17	875,051
Citibank, N.A.	PLN	9,684	Pays	6-month PLN WIBOR	4.24	8/7/17	198,728
Citibank, N.A.	PLN	29,987	Pays	6-month PLN WIBOR	4.30	8/10/17	681,324
Citibank, N.A.	PLN	26,940	Pays	6-month PLN WIBOR	4.40	8/20/17	590,488
Citibank, N.A.	PLN	31,670	Pays	6-month PLN WIBOR	4.30	9/18/17	675,549
Citibank, N.A.	PLN	31,670	Receives	6-month PLN WIBOR	3.59	9/18/17	(481,551)
Citibank, N.A.	PLN	30,600	Pays	6-month PLN WIBOR	3.81	11/13/17	786,969
Citibank, N.A.	PLN	24,940	Pays	6-month PLN WIBOR	3.82	11/14/17	644,332
Citibank, N.A.	PLN	75,150	Pays	6-month PLN WIBOR	3.82	11/19/17	1,937,641
Citibank, N.A.	PLN	75,150	Receives	6-month PLN WIBOR	3.60	11/19/17	(1,741,591)
Deutsche Bank AG	BRL	25,068	Pays	Brazil CETIP Interbank Deposit Rate	12.03	1/2/17	(18,888)
Deutsche Bank AG	BRL	122,419	Pays	Brazil CETIP Interbank Deposit Rate	12.19	1/2/17	74,304
Deutsche Bank AG	BRL	427,880	Pays	Brazil CETIP Interbank Deposit Rate	11.81	1/2/17	(1,066,979)
Deutsche Bank AG	CLP	17,651,098	Receives	6-month Sinacofi Chile Interbank Rate	3.70	8/7/18	(139,041)
Deutsche Bank AG	CLP	18,015,114	Receives	6-month Sinacofi Chile Interbank Rate	3.60	8/8/18	(22,341)
Deutsche Bank AG	MYR	124,694	Pays	3-month MYR KLIBOR	3.48	1/13/16	(132,714)
Deutsche Bank AG	MYR	165,451	Pays	3-month MYR KLIBOR	3.60	2/26/16	(113,136)
Deutsche Bank AG	MYR	30,518	Receives	3-month MYR KLIBOR	4.54	1/13/24	(269,145)
Deutsche Bank AG	MYR	40,095	Receives	3-month MYR KLIBOR	4.56	2/26/24	(393,729)
Deutsche Bank AG	PLN	19,510	Pays	6-month PLN WIBOR	3.79	11/16/17	496,977
Deutsche Bank AG	PLN	19,510	Receives	6-month PLN WIBOR	3.60	11/16/17	(452,124)

53

Global Macro Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Goldman Sachs International	BRL	251,235	Pays	Brazil CETIP Interbank Deposit Rate	12.14%	1/2/17	$42,280
Goldman Sachs International	BRL	259,485	Pays	Brazil CETIP Interbank Deposit Rate	12.02	1/2/17	(266,093)
Goldman Sachs International	BRL	299,451	Pays	Brazil CETIP Interbank Deposit Rate	12.08	1/2/17	(168,221)
Goldman Sachs International	BRL	301,644	Pays	Brazil CETIP Interbank Deposit Rate	12.20	1/2/17	195,382
Goldman Sachs International	BRL	61,202	Receives	Brazil CETIP Interbank Deposit Rate	11.64	1/2/23	59,944
Goldman Sachs International	BRL	70,793	Receives	Brazil CETIP Interbank Deposit Rate	11.51	1/2/23	338,810
Goldman Sachs International	CLP	5,499,206	Receives	6-month Sinacofi Chile Interbank Rate	3.90	10/20/19	6,859
Goldman Sachs International	CLP	8,460,315	Receives	6-month Sinacofi Chile Interbank Rate	3.97	10/29/19	(28,973)
Goldman Sachs International	CLP	2,665,000	Receives	6-month Sinacofi Chile Interbank Rate	3.98	10/30/19	(10,994)
Goldman Sachs International	MYR	118,649	Pays	3-month MYR KLIBOR	3.47	1/13/16	(130,690)
Goldman Sachs International	MYR	28,780	Receives	3-month MYR KLIBOR	4.53	1/13/24	(247,060)
Goldman Sachs International	PLN	20,449	Pays	6-month PLN WIBOR	4.35	8/1/17	439,199
Goldman Sachs International	PLN	37,986	Pays	6-month PLN WIBOR	3.80	11/20/17	972,690
JPMorgan Chase Bank, N.A.	HUF	2,409,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(1,618,600)
JPMorgan Chase Bank, N.A.	HUF	1,991,000	Pays	6-month HUF BUBOR	5.09	1/20/17	781,703
JPMorgan Chase Bank, N.A.	HUF	2,671,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(1,911,659)
JPMorgan Chase Bank, N.A.	MYR	79,910	Pays	3-month MYR KLIBOR	3.60	2/25/16	(53,515)
JPMorgan Chase Bank, N.A.	MYR	159,007	Pays	3-month MYR KLIBOR	3.60	2/26/16	(108,730)
JPMorgan Chase Bank, N.A.	MYR	19,640	Receives	3-month MYR KLIBOR	4.56	2/25/24	(192,100)
JPMorgan Chase Bank, N.A.	MYR	38,970	Receives	3-month MYR KLIBOR	4.57	2/26/24	(385,036)
JPMorgan Chase Bank, N.A.	NZD	13,240	Pays	3-month NZD Bank Bill	4.06	6/4/23	(91,784)
JPMorgan Chase Bank, N.A.	PLN	26,580	Pays	6-month PLN WIBOR	4.33	8/17/17	564,087
							$7,890,929

BRL	–	Brazilian Real
CLP	–	Chilean Peso
HUF	–	Hungarian Forint
MYR	–	Malaysian Ringgit
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty

54

Global Macro Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Romania	BNP Paribas	$6,620	1.00	%(1)	9/20/18	1.21%	$(44,313)	$191,149	$146,836
Romania	Goldman Sachs International	6,470	1.00	(1)	9/20/18	1.21	(43,309)	186,534	143,225
Russia	Barclays Bank PLC	8,230	1.00	(1)	3/20/19	2.35	(440,749)	438,224	(2,525)
Russia	BNP Paribas	19,670	1.00	(1)	3/20/19	2.35	(1,053,405)	1,009,646	(43,759)
Russia	Deutsche Bank AG	32,960	1.00	(1)	3/20/19	2.35	(1,765,136)	1,704,470	(60,666)
Russia	Goldman Sachs International	16,380	1.00	(1)	3/20/19	2.35	(877,212)	840,772	(36,440)
South Africa	Bank of America, N.A.	5,575	1.00	(1)	9/20/15	0.45	33,484	16,121	49,605
South Africa	Bank of America, N.A.	16,990	1.00	(1)	12/20/15	0.49	117,896	31,082	148,978
South Africa	Bank of America, N.A.	5,160	1.00	(1)	12/20/15	0.49	35,806	9,894	45,700
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/17	1.09	(29,708)	376,608	346,900

South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/17	1.09	(31,097)	205,559	174,462
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/17	1.09	(43,712)	217,549	173,837
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/17	1.09	(24,036)	141,621	117,585
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	0.38	50,581	55,713	106,294
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	0.45	72,073	78,544	150,617
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	0.49	83,339	25,786	109,125
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	0.49	50,934	15,627	66,561
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	1.02	2,877	71,221	74,098
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	1.09	(17,019)	167,349	150,330
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	1.09	(13,555)	124,300	110,745
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	1.09	(28,365)	289,047	260,682
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	1.09	(25,125)	216,621	191,496
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	1.09	(13,735)	161,952	148,217
South Africa	Citibank, N.A.	5,000	1.00	(1)	6/20/15	0.38	25,290	18,544	43,834
South Africa	Citibank, N.A.	4,600	1.00	(1)	6/20/17	1.02	3,308	80,794	84,102
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/15	0.38	50,581	54,600	105,181
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/15	0.38	25,291	18,827	44,118
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/15	0.49	117,895	36,531	154,426
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/15	0.49	72,513	49,942	122,455
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/15	0.49	53,709	18,115	71,824

55

Global Macro Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Credit Suisse International	$10,000	1.00	%(1)	9/20/17	1.09%	$(14,929)	$205,050	$190,121
South Africa	Deutsche Bank AG	12,500	1.00	(1)	9/20/15	0.45	75,076	52,767	127,843
South Africa	Deutsche Bank AG	5,500	1.00	(1)	9/20/15	0.45	33,033	23,891	56,924
South Africa	Deutsche Bank AG	5,575	1.00	(1)	9/20/15	0.45	33,484	17,030	50,514
South Africa	Deutsche Bank AG	1,450	1.00	(1)	9/20/15	0.45	8,709	5,640	14,349
South Africa	Deutsche Bank AG	13,005	1.00	(1)	12/20/15	0.49	90,243	27,923	118,166
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/17	1.09	(25,289)	356,092	330,803
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/17	1.09	(22,692)	287,661	264,969
South Africa	Deutsche Bank AG	9,200	1.00	(1)	9/20/17	1.09	(13,735)	135,054	121,319
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/15	0.49	120,289	39,068	159,357
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/15	0.49	55,651	18,771	74,422
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	1.09	(15,959)	213,481	197,522
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	1.15	(29,312)	119,281	89,969
South Africa	HSBC Bank USA, N.A.	9,200	1.00	(1)	9/20/17	1.09	(13,735)	186,173	172,438
South Africa	HSBC Bank USA, N.A.	9,146	1.00	(1)	9/20/17	1.09	(13,654)	134,261	120,607
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/17	1.15	(26,673)	112,810	86,137
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/15	0.38	25,290	28,135	53,425
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/15	0.38	25,291	18,260	43,551
South Africa	JPMorgan Chase Bank, N.A.	9,200	1.00	(1)	9/20/17	1.09	(13,734)	157,076	143,342
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	1.02	3,164	76,218	79,382
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	1.09	(13,735)	154,637	140,902
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	1.09	(13,287)	100,336	87,049
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	1.09	(5,971)	35,266	29,295
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	1.15	(25,826)	107,161	81,335
Turkey	Bank of America, N.A.	94,932	1.00	(1)	12/20/17	1.21	(522,022)	1,413,587	891,565
Turkey	Deutsche Bank AG	20,000	1.00	(1)	12/20/17	1.21	(109,978)	297,810	187,832

Total		$701,588					$(4,065,200)	$11,176,181	$7,110,981

56

Global Macro Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bulgaria	Barclays Bank PLC	$9,861	1.00	%(1)	12/20/18	$81,500	$(96,619)	$(15,119)
Bulgaria	BNP Paribas	4,574	1.00	(1)	6/20/18	19,179	(19,119)	60
Bulgaria	BNP Paribas	6,620	1.00	(1)	9/20/18	41,401	(48,765)	(7,364)
Bulgaria	BNP Paribas	4,600	1.00	(1)	9/20/18	28,768	(38,861)	(10,093)
Bulgaria	BNP Paribas	4,640	1.00	(1)	12/20/18	38,349	(39,890)	(1,541)
Bulgaria	Goldman Sachs International	6,470	1.00	(1)	9/20/18	40,462	(42,860)	(2,398)
Bulgaria	Goldman Sachs International	4,500	1.00	(1)	12/20/18	37,192	(43,929)	(6,737)
Bulgaria	Goldman Sachs International	9,000	1.00	(1)	12/20/18	74,384	(86,159)	(11,775)
China	Bank of America, N.A.	22,200	1.00	(1)	3/20/17	(381,754)	(315,967)	(697,721)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(643,358)	(484,578)	(1,127,936)
China	Deutsche Bank AG	13,655	1.00	(1)	3/20/17	(234,813)	(168,084)	(402,897)
China	Deutsche Bank AG	15,969	1.00	(1)	3/20/17	(274,605)	(196,568)	(471,173)
Colombia	Barclays Bank PLC	20,000	1.00	(1)	6/20/17	(301,522)	(346,031)	(647,553)
Colombia	Deutsche Bank AG	6,634	1.00	(1)	6/20/22	87,369	(336,875)	(249,506)
Colombia	Deutsche Bank AG	14,170	1.00	(1)	6/20/22	186,618	(814,843)	(628,225)
Colombia	Goldman Sachs International	7,090	1.00	(1)	6/20/17	(106,890)	(122,668)	(229,558)
Colombia	Goldman Sachs International	3,390	1.00	(1)	9/20/21	25,367	(102,996)	(77,629)
Colombia	Goldman Sachs International	5,380	1.00	(1)	6/20/22	70,854	(325,011)	(254,157)
Colombia	HSBC Bank USA, N.A.	14,730	1.00	(1)	6/20/17	(222,071)	(258,407)	(480,478)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	59,588	(84,481)	(24,893)
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	340,522	(490,268)	(149,746)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	44,691	(62,603)	(17,912)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	148,970	(213,506)	(64,536)
Croatia	Citibank, N.A.	3,070	1.00	(1)	3/20/18	107,339	(137,871)	(30,532)
Croatia	Citibank, N.A.	4,050	1.00	(1)	3/20/18	141,604	(181,847)	(40,243)
Croatia	Citibank, N.A.	4,287	1.00	(1)	3/20/18	149,890	(267,596)	(117,706)
Croatia	Citibank, N.A.	2,670	1.00	(1)	6/20/18	107,216	(182,851)	(75,635)
Croatia	Citibank, N.A.	13,270	1.00	(1)	6/20/18	532,868	(897,304)	(364,436)
Croatia	Deutsche Bank AG	410	1.00	(1)	12/20/17	12,216	(17,818)	(5,602)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	59,588	(83,692)	(24,104)
Croatia	HSBC Bank USA, N.A.	6,508	1.00	(1)	3/20/18	227,545	(406,230)	(178,685)
Croatia	JPMorgan Chase Bank, N.A.	2,967	1.00	(1)	6/20/18	119,143	(203,356)	(84,213)

57

Global Macro Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Croatia	Morgan Stanley & Co. International PLC	$1,611	1.00	%(1)	12/20/16	$16,670	$(48,577)	$(31,907)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	41,265	(56,066)	(14,801)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	47,521	(69,042)	(21,521)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	74,485	(106,067)	(31,582)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	74,485	(108,120)	(33,635)
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	107,759	(194,231)	(86,472)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	113,079	(201,440)	(88,361)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	253,384	(413,387)	(160,003)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	235,675	(429,802)	(194,127)
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	174,820	(209,952)	(35,132)
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	1,423,030	(1,831,148)	(408,118)
Egypt	Bank of America, N.A.	7,050	1.00	(1)	9/20/15	42,038	(59,735)	(17,697)
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	53,666	(76,258)	(22,592)
Egypt	Citibank, N.A.	3,050	1.00	(1)	12/20/15	27,014	(46,553)	(19,539)
Egypt	Citibank, N.A.	4,550	1.00	(1)	6/20/20	388,060	(284,283)	103,777
Egypt	Citibank, N.A.	50	1.00	(1)	6/20/20	4,265	(3,282)	983
Egypt	Credit Suisse International	11,000	1.00	(1)	12/20/15	97,426	(157,292)	(59,866)
Egypt	Deutsche Bank AG	710	1.00	(1)	6/20/15	2,138	(5,678)	(3,540)
Egypt	Deutsche Bank AG	9,540	1.00	(1)	6/20/15	28,724	(48,676)	(19,952)
Egypt	Deutsche Bank AG	4,175	1.00	(1)	9/20/15	24,896	(45,388)	(20,492)
Egypt	Deutsche Bank AG	8,200	1.00	(1)	9/20/15	48,896	(70,940)	(22,044)
Egypt	Deutsche Bank AG	2,855	1.00	(1)	12/20/15	25,287	(39,641)	(14,354)
Egypt	Deutsche Bank AG	5,100	1.00	(1)	6/20/20	434,968	(283,331)	151,637
Egypt	Deutsche Bank AG	4,600	1.00	(1)	6/20/20	392,325	(288,775)	103,550
Egypt	Deutsche Bank AG	4,550	1.00	(1)	6/20/20	388,060	(286,020)	102,040

58

Global Macro Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Egypt	Goldman Sachs International	$9,700	1.00	%(1)	9/20/15	$57,840	$(86,475)	$(28,635)
Guatemala	Citibank, N.A.	18,256	1.00	(1)	9/20/20	1,281,259	(825,313)	455,946
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	(2,428)	(8,681)	(11,109)
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	1,945	(26,830)	(24,885)
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	1,944	(30,686)	(28,742)
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	2,659	(36,041)	(33,382)
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	33,304	(100,121)	(66,817)
Lebanon	Citibank, N.A.	4,300	1.00	(1)	12/20/14	(2,485)	(8,888)	(11,373)
Lebanon	Citibank, N.A.	4,500	1.00	(1)	12/20/14	(2,602)	(9,114)	(11,716)
Lebanon	Citibank, N.A.	5,500	1.00	(1)	12/20/14	(3,180)	(11,539)	(14,719)
Lebanon	Citibank, N.A.	2,800	1.00	(1)	3/20/15	1,111	(13,417)	(12,306)
Lebanon	Citibank, N.A.	6,000	1.00	(1)	9/20/15	24,299	(105,833)	(81,534)
Lebanon	Citibank, N.A.	15,000	1.00	(1)	9/20/15	60,749	(245,730)	(184,981)
Lebanon	Credit Suisse International	4,600	1.00	(1)	3/20/15	1,825	(24,874)	(23,049)
Lebanon	Credit Suisse International	8,800	1.00	(1)	3/20/15	3,493	(47,311)	(43,818)
Lebanon	Credit Suisse International	9,900	1.00	(1)	6/20/15	13,740	(82,806)	(69,066)
Lebanon	Credit Suisse International	5,000	1.00	(1)	9/20/15	20,249	(82,057)	(61,808)
Lebanon	Credit Suisse International	4,450	1.00	(1)	12/20/15	29,641	(85,824)	(56,183)
Lebanon	Credit Suisse International	5,000	1.00	(1)	12/20/15	33,304	(98,935)	(65,631)
Lebanon	Credit Suisse International	8,300	1.00	(1)	12/20/15	55,285	(160,433)	(105,148)
Lebanon	Credit Suisse International	22,710	1.00	(1)	12/20/15	151,269	(460,127)	(308,858)
Lebanon	Deutsche Bank AG	6,100	1.00	(1)	3/20/15	2,421	(30,450)	(28,029)
Lebanon	Deutsche Bank AG	4,900	1.00	(1)	6/20/15	6,801	(40,985)	(34,184)
Lebanon	Deutsche Bank AG	5,000	1.00	(1)	6/20/15	6,939	(42,370)	(35,431)
Lebanon	Deutsche Bank AG	6,700	1.00	(1)	9/20/15	27,135	(97,887)	(70,752)
Lebanon	Deutsche Bank AG	3,085	1.00	(1)	12/20/15	20,549	(62,176)	(41,627)
Lebanon	Deutsche Bank AG	5,000	1.00	(1)	12/20/15	33,305	(101,305)	(68,000)
Lebanon	Deutsche Bank AG	6,890	1.00	(1)	12/20/15	45,893	(138,293)	(92,400)
Lebanon	Goldman Sachs International	3,600	1.00	(1)	9/20/15	14,579	(59,081)	(44,502)
Lebanon	Goldman Sachs International	19,400	1.00	(1)	6/20/18	1,417,245	(1,901,959)	(484,714)
Lebanon	Goldman Sachs International	7,552	5.00	(1)	12/20/18	(523,297)	352,605	(170,692)
Lebanon	Goldman Sachs International	6,999	5.00	(1)	12/20/18	(484,979)	302,243	(182,736)

59

Global Macro Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Lebanon	HSBC Bank USA, N.A.	$1,250	1.00	%(1)	12/20/17	$72,772	$(111,676)	$(38,904)
Lebanon	JPMorgan Chase Bank, N.A.	10,000	5.00	(1)	12/20/17	(656,126)	134,337	(521,789)
Mexico	Bank of America, N.A.	14,100	1.00	(1)	6/20/22	96,344	(791,928)	(695,584)
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	26,649	(229,763)	(203,114)
Mexico	Citibank, N.A.	4,150	1.00	(1)	6/20/22	28,357	(210,651)	(182,294)
Mexico	Deutsche Bank AG	6,900	1.00	(1)	6/20/22	47,147	(345,263)	(298,116)
Mexico	Deutsche Bank AG	14,300	1.00	(1)	6/20/22	97,710	(743,599)	(645,889)
Philippines	Bank of America, N.A.	9,300	1.00	(1)	9/20/15	(81,414)	(36,357)	(117,771)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(40,625)	(20,214)	(60,839)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(66,551)	(36,764)	(103,315)
Philippines	Citibank, N.A.	10,000	1.00	(1)	6/20/15	(66,551)	(39,894)	(106,445)
Philippines	Deutsche Bank AG	9,750	1.00	(1)	3/20/15	(43,379)	(23,447)	(66,826)
Philippines	Deutsche Bank AG	10,000	1.00	(1)	6/20/15	(66,551)	(35,685)	(102,236)
Philippines	Deutsche Bank AG	9,500	1.00	(1)	9/20/15	(83,164)	(46,528)	(129,692)
Philippines	Deutsche Bank AG	10,000	1.00	(1)	9/20/15	(87,542)	(47,982)	(135,524)
Philippines	Goldman Sachs International	10,000	1.00	(1)	3/20/15	(44,491)	(25,695)	(70,186)
Philippines	Goldman Sachs International	10,000	1.00	(1)	6/20/15	(66,551)	(36,124)	(102,675)
Philippines	Goldman Sachs International	7,200	1.00	(1)	9/20/15	(63,029)	(27,024)	(90,053)
Philippines	HSBC Bank USA, N.A.	10,000	1.00	(1)	6/20/15	(66,551)	(35,685)	(102,236)
Philippines	HSBC Bank USA, N.A.	4,400	1.00	(1)	9/20/15	(38,518)	(20,164)	(58,682)
Philippines	HSBC Bank USA, N.A.	10,000	1.00	(1)	9/20/15	(87,541)	(52,920)	(140,461)
Philippines	HSBC Bank USA, N.A.	10,000	1.00	(1)	9/20/15	(87,541)	(56,033)	(143,574)
Philippines	JPMorgan Chase Bank, N.A.	10,000	1.00	(1)	6/20/15	(66,551)	(38,786)	(105,337)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	(87,541)	(52,101)	(139,642)
Poland	Bank of America, N.A.	8,500	1.00	(1)	9/20/19	(166,244)	139,423	(26,821)
Poland	Barclays Bank PLC	8,680	1.00	(1)	9/20/18	(187,975)	161,670	(26,305)
Poland	Barclays Bank PLC	4,360	1.00	(1)	9/20/19	(85,274)	75,648	(9,626)
Poland	Barclays Bank PLC	15,000	1.00	(1)	9/20/19	(293,372)	260,307	(33,065)
Poland	Citibank, N.A.	955	1.00	(1)	9/20/19	(18,678)	16,148	(2,530)
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(33,155)	39,927	6,772

60

Global Macro Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Qatar	Bank of America, N.A.	$1,710	1.00	%(1)	6/20/19	$(33,156)	$37,615	$4,459
Qatar	Barclays Bank PLC	13,218	1.00	(1)	12/20/18	(270,336)	179,224	(91,112)
Qatar	Barclays Bank PLC	3,800	1.00	(1)	3/20/19	(75,708)	51,412	(24,296)
Qatar	Barclays Bank PLC	3,870	1.00	(1)	9/20/22	(19,799)	35,682	15,883
Qatar	Barclays Bank PLC	6,400	1.00	(1)	9/20/23	(8,986)	27,488	18,502
Qatar	Barclays Bank PLC	15,980	1.00	(1)	9/20/23	(22,438)	12,253	(10,185)
Qatar	BNP Paribas	1,713	1.00	(1)	6/20/19	(33,213)	28,269	(4,944)
Qatar	Citibank, N.A.	6,450	1.00	(1)	6/20/19	(125,060)	139,321	14,261
Qatar	Deutsche Bank AG	1,713	1.00	(1)	6/20/19	(33,213)	26,644	(6,569)
Qatar	Deutsche Bank AG	3,920	1.00	(1)	6/20/19	(76,005)	60,972	(15,033)
Qatar	Goldman Sachs International	2,200	1.00	(1)	3/20/19	(43,831)	34,462	(9,369)
Qatar	Goldman Sachs International	4,380	1.00	(1)	3/20/19	(87,263)	57,754	(29,509)
Qatar	Goldman Sachs International	3,700	1.00	(1)	12/20/23	(1,884)	(11,552)	(13,436)
Qatar	Goldman Sachs International	3,090	1.00	(1)	9/20/24	6,557	2,615	9,172
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00	(1)	3/20/19	(36,459)	27,054	(9,405)
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00	(1)	6/20/19	(31,604)	38,110	6,506
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00	(1)	6/20/19	(63,674)	57,121	(6,553)
Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00	(1)	6/20/19	(38,779)	30,199	(8,580)
Qatar	Nomura International PLC	1,380	1.00	(1)	3/20/19	(27,494)	18,654	(8,840)
Qatar	Nomura International PLC	3,460	1.00	(1)	3/20/19	(68,933)	48,248	(20,685)
Qatar	Nomura International PLC	9,620	1.00	(1)	9/20/24	20,412	32,600	53,012
Qatar	UBS AG	9,246	1.00	(1)	12/20/23	(4,707)	(29,253)	(33,960)
Russia	Deutsche Bank AG	41,153	1.00	(1)	6/20/18	1,760,644	(536,591)	1,224,053
Russia	Deutsche Bank AG	35,840	1.00	(1)	6/20/18	1,533,339	(461,622)	1,071,717
Russia	JPMorgan Chase Bank, N.A.	16,870	1.00	(1)	6/20/18	721,747	(220,456)	501,291
Russia	JPMorgan Chase Bank, N.A.	16,587	1.00	(1)	6/20/18	709,640	(211,171)	498,469
Russia	JPMorgan Chase Bank, N.A.	8,550	1.00	(1)	6/20/18	365,793	(100,817)	264,976
Serbia	Nomura International PLC	10,000	5.00	(1)	6/20/19	(1,107,076)	1,003,827	(103,249)
South Africa	Bank of America, N.A.	6,300	1.00	(1)	12/20/19	205,537	(150,070)	55,467

61

Global Macro Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Bank of America, N.A.	$5,575	1.00	%(1)	9/20/20	$247,585	$(143,678)	$103,907
South Africa	Bank of America, N.A.	16,990	1.00	(1)	12/20/20	818,441	(401,624)	416,817
South Africa	Bank of America, N.A.	5,160	1.00	(1)	12/20/20	248,567	(133,793)	114,774
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/22	2,168,590	(1,635,987)	532,603
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/22	1,542,751	(1,288,946)	253,805
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/22	1,192,428	(951,208)	241,220
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/22	1,473,871	(1,549,329)	(75,458)
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	205,536	(173,474)	32,062
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	182,974	(107,565)	75,409
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	182,975	(122,509)	60,466
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	182,974	(175,252)	7,722
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	405,378	(511,954)	(106,576)
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	532,918	(552,275)	(19,357)
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	578,544	(282,849)	295,695
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	353,581	(183,222)	170,359
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	803,593	(725,296)	78,297
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	672,500	(651,015)	21,485
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	1,246,495	(1,137,807)	108,688
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	803,593	(745,205)	58,388
South Africa	Citibank, N.A.	3,910	1.00	(1)	12/20/19	127,563	(122,407)	5,156
South Africa	Citibank, N.A.	5,300	1.00	(1)	3/20/20	193,953	(177,951)	16,002
South Africa	Citibank, N.A.	4,600	1.00	(1)	3/20/20	168,337	(159,409)	8,928
South Africa	Citibank, N.A.	5,000	1.00	(1)	6/20/20	202,690	(186,195)	16,495
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	186,634	(120,322)	66,312
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	168,337	(132,029)	36,308
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	202,689	(188,296)	14,393
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	405,379	(499,732)	(94,353)
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	818,440	(427,011)	391,429
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	372,850	(204,424)	168,426
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	503,397	(339,219)	164,178
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	740,639	(808,430)	(67,791)

62

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Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Deutsche Bank AG	$12,500	1.00	%(1)	9/20/20	$555,123	$(418,440)	$136,683
South Africa	Deutsche Bank AG	5,575	1.00	(1)	9/20/20	247,585	(142,380)	105,205
South Africa	Deutsche Bank AG	5,500	1.00	(1)	9/20/20	244,255	(170,600)	73,655
South Africa	Deutsche Bank AG	1,450	1.00	(1)	9/20/20	64,394	(45,019)	19,375
South Africa	Deutsche Bank AG	13,005	1.00	(1)	12/20/20	626,476	(319,199)	307,277
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/22	1,125,771	(1,176,115)	(50,344)
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/22	1,254,642	(1,316,391)	(61,749)
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	835,060	(434,068)	400,992
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	386,339	(204,076)	182,263
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	791,743	(805,059)	(13,316)
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	623,509	(633,865)	(10,356)
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/22	567,392	(553,923)	13,469
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	12/20/19	169,649	(169,755)	(106)
South Africa	JPMorgan Chase Bank, N.A.	4,590	1.00	(1)	12/20/19	149,748	(179,830)	(30,082)
South Africa	JPMorgan Chase Bank, N.A.	5,100	1.00	(1)	3/20/20	186,634	(118,206)	68,428
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	3/20/20	182,974	(120,034)	62,940
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	3/20/20	190,294	(172,515)	17,779
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	202,690	(181,983)	20,707
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	202,689	(258,009)	(55,320)
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	659,169	(590,268)	68,901
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	296,256	(244,516)	51,740
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	549,360	(549,635)	(275)
Spain	Bank of America, N.A.	15,000	1.00	(1)	6/20/20	(51,662)	(202,955)	(254,617)
Spain	Bank of America, N.A.	7,500	1.00	(1)	9/20/20	(13,704)	(339,999)	(353,703)
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	(57,981)	(73,687)	(131,668)
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	(34,441)	(479,545)	(513,986)
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	(13,542)	(425,787)	(439,329)
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	(1,189)	(294,645)	(295,834)
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	(11,221)	(2,821,070)	(2,832,291)

63

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Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Spain	Citibank, N.A.	$2,500	1.00	%(1)	3/20/20	$(12,716)	$(75,986)	$(88,702)
Spain	Citibank, N.A.	11,400	1.00	(1)	3/20/20	(57,982)	(168,257)	(226,239)
Spain	Citibank, N.A.	5,000	1.00	(1)	9/20/20	(9,135)	(166,559)	(175,694)
Spain	Deutsche Bank AG	9,200	1.00	(1)	3/20/20	(46,792)	(128,222)	(175,014)
Spain	Deutsche Bank AG	10,000	1.00	(1)	6/20/20	(34,441)	(300,874)	(335,315)
Spain	Deutsche Bank AG	13,950	1.00	(1)	6/20/20	(48,046)	(556,873)	(604,919)
Spain	Deutsche Bank AG	12,825	1.00	(1)	12/20/20	(3,246)	(699,937)	(703,183)
Spain	Deutsche Bank AG	23,922	1.00	(1)	12/20/20	(6,055)	(1,522,347)	(1,528,402)
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	(17,220)	(241,715)	(258,935)
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	(15,609)	(501,218)	(516,827)
Spain	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	9/20/20	(9,136)	(162,180)	(171,316)
Spain	JPMorgan Chase Bank, N.A.	15,000	1.00	(1)	9/20/20	(27,407)	(963,879)	(991,286)
Thailand	Bank of America, N.A.	4,000	1.00	(1)	9/20/15	(36,520)	(4,965)	(41,485)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	(74,316)	—	(74,316)
Thailand	Citibank, N.A.	7,700	0.86		12/20/14	(15,358)	—	(15,358)
Thailand	Citibank, N.A.	3,700	0.95		9/20/19	(33,091)	—	(33,091)
Thailand	Credit Suisse International	5,000	1.00	(1)	9/20/15	(45,650)	(8,678)	(54,328)
Thailand	Deutsche Bank AG	10,000	1.00	(1)	3/20/15	(45,961)	(6,311)	(52,272)
Thailand	Goldman Sachs International	4,700	1.00	(1)	9/20/15	(42,911)	(5,436)	(48,347)
Thailand	Goldman Sachs International	9,000	1.00	(1)	9/20/15	(82,171)	(10,419)	(92,590)
Thailand	HSBC Bank USA, N.A.	10,000	1.00	(1)	9/20/15	(91,302)	(11,576)	(102,878)
Thailand	JPMorgan Chase Bank, N.A.	3,900	0.87		12/20/14	(7,877)	—	(7,877)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(45,650)	(5,783)	(51,433)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(45,650)	(8,268)	(53,918)
Tunisia	Barclays Bank PLC	7,030	1.00	(1)	9/20/17	229,958	(363,605)	(133,647)
Tunisia	Citibank, N.A.	3,990	1.00	(1)	9/20/17	130,517	(221,818)	(91,301)
Tunisia	Deutsche Bank AG	7,390	1.00	(1)	6/20/17	208,368	(325,435)	(117,067)
Tunisia	Deutsche Bank AG	13,700	1.00	(1)	6/20/17	386,283	(571,562)	(185,279)
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	219,163	(313,741)	(94,578)
Tunisia	Goldman Sachs International	7,430	1.00	(1)	9/20/17	243,042	(366,208)	(123,166)
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	219,163	(347,386)	(128,223)

64

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Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Tunisia	JPMorgan Chase Bank, N.A.	$8,770	1.00	%(1)	9/20/17	$286,874	$(477,027)	$(190,153)
Tunisia	Morgan Stanley & Co. International PLC	2,000	1.00	(1)	6/20/17	56,391	(88,012)	(31,621)
Tunisia	Nomura International PLC	5,700	1.00	(1)	12/20/17	211,623	(365,819)	(154,196)

						$37,564,827	$(56,130,944)	$(18,566,117)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $701,588,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation

JPMorgan Chase Bank, N.A.	PLN	122,381	Negative Return on WIG20 Index	Positive Return on WIG20 Index	12/20/14	$400,646

						$400,646

PLN	–	Polish Zloty

Cross-Currency Swaps

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)	Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Deutsche Bank AG	CLF 692	CLP	16,650,709	6-month Sinacofi Chile Interbank Rate	1.00%	8/7/18	$343,962
Deutsche Bank AG	CLF 721	CLP	17,345,119	6-month Sinacofi Chile Interbank Rate	0.95	8/8/18	297,902
Goldman Sachs International	CLF 194	CLP	4,703,503	6-month Sinacofi Chile Interbank Rate	1.17	10/20/19	32,047
Goldman Sachs International	CLF 283	CLP	6,784,401	6-month Sinacofi Chile Interbank Rate	1.21	10/29/19	44,573
Goldman Sachs International	CLF 93	CLP	2,263,476	6-month Sinacofi Chile Interbank Rate	1.21	10/30/19	13,923

							$732,407

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Notes to Consolidated Financial Statements — continued

Cross-Currency Swaps (continued)

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)*		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Bank of America, N.A.	TRY	26,000	$14,619	3-month USD-LIBOR-BBA	6.97%	8/18/21	$3,610,779
Barclays Bank PLC	TRY	60,000	40,080	3-month USD-LIBOR-BBA	8.25	8/11/20	12,768,382
Barclays Bank PLC	TRY	25,350	16,650	3-month USD-LIBOR-BBA	8.32	8/16/20	5,085,502
Citibank, N.A.	TRY	25,000	16,700	3-month USD-LIBOR-BBA	8.20	8/11/20	5,346,645
Citibank, N.A.	TRY	3,909	2,449	3-month USD-LIBOR-BBA	8.23	2/25/21	602,972
Deutsche Bank AG	TRY	22,254	14,861	3-month USD-LIBOR-BBA	8.26	8/11/20	4,726,082
Deutsche Bank AG	TRY	14,321	8,996	3-month USD-LIBOR-BBA	8.20	2/24/21	2,240,979
JPMorgan Chase Bank, N.A.	TRY	27,000	18,012	3-month USD-LIBOR-BBA	8.29	8/11/20	5,698,810
JPMorgan Chase Bank, N.A.	TRY	20,000	13,333	3-month USD-LIBOR-BBA	8.36	8/11/20	4,182,759
JPMorgan Chase Bank, N.A.	TRY	10,000	5,610	3-month USD-LIBOR-BBA	6.96	8/18/21	1,378,532

							$45,641,442

Counterparty	Notional Amount on Floating Rate (Currency Received) (000’s omitted)*	Notional Amount on Fixed Rate (Currency Delivered) (000’s omitted)*		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

JPMorgan Chase Bank, N.A.	$24,435	TRY	52,047	3-month USD-LIBOR-BBA	10.76%	4/8/16	$1,214,213

							$1,214,213

							$47,588,062

CLF	–	Chilean Unidad de Fomento
CLP	–	Chilean Peso
TRY	–	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

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Notes to Consolidated Financial Statements — continued

Written options activity for the year ended October 31, 2014 was as follows:

	Number of Contracts	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received

Outstanding, beginning of year	—	CNH	—	CNY	—	COP	—	EUR	—	GBP	—	INR	23,640,919	JPY	—	$6,399,976
Options written	959		2,361,830		436,830		66,779,001		134,142		57,668		11,267,249		14,321,055	24,950,603
Options expired	—		(436,830)		(436,830)		(66,779,001)		—		—		(34,908,168)		—	(7,643,004)

Outstanding, end of year	959	CNH	1,925,000	CNY	—	COP	—	EUR	134,142	GBP	57,668	INR	—	JPY	14,321,055	$23,707,575

CNH	–	Yuan Renminbi Offshore
CNY	–	Yuan Renminbi
COP	–	Colombian Peso
EUR	–	Euro
GBP	–	British Pound Sterling
INR	–	Indian Rupee
JPY	–	Japanese Yen

At October 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity futures contracts, equity index options and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, foreign currency futures contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter written options, swap contracts (other than centrally cleared swaps) and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $93,899,037. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $4,605,767 at October 31, 2014.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline

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Notes to Consolidated Financial Statements — continued

by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2014. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2014 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Securities of unaffiliated issuers, at value	$—	$—	$6,217,927	$41,779,445	$—	$47,997,372
Net unrealized appreciation*	7,842,989	—	4,970,006	—	5,208,242	18,021,237
Receivable for open forward foreign currency exchange contracts	—	—	—	87,042,737	—	87,042,737
Receivable for open swap contracts; Premium paid/received on open swap contracts	—	47,847,133	400,646	—	75,261,103	123,508,882

Total Asset Derivatives	$7,842,989	$47,847,133	$11,588,579	$128,822,182	$80,469,345	$276,570,228

Derivatives not subject to master netting or similar agreements	$7,842,989	$—	$4,970,006	$—	$5,208,242	$18,021,237

Total Asset Derivatives subject to master netting or similar agreements	$—	$47,847,133	$6,618,573	$128,822,182	$75,261,103	$258,548,991

Written options outstanding, at value	$—	$—	$(1,722,302)	$(26,201,238)	$—	$(27,923,540)
Net unrealized appreciation*	—	—	—	—	(26,931,002)	(26,931,002)
Payable for open forward foreign currency exchange contracts	—	—	—	(31,845,879)	—	(31,845,879)
Payable for open swap contracts; Premium paid/received on open swap contracts	—	(14,347,506)	—	—	(19,782,112)	(34,129,618)

Total Liability Derivatives	$—	$(14,347,506)	$(1,722,302)	$(58,047,117)	$(46,713,114)	$(120,830,039)

Derivatives not subject to master netting or similar agreements	$—	$—	$—	$—	$(26,931,002)	$(26,931,002)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(14,347,506)	$(1,722,302)	$(58,047,117)	$(19,782,112)	$(93,899,037)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Centrally Cleared Swaps Contracts tables above. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

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Notes to Consolidated Financial Statements — continued

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for assets and pledged by the Portfolio (and Subsidiary) for liabilities as of October 31, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received (a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$940,638	$(171,100)	$—	$(769,538)	$—
Bank of America, N.A.	30,177,404	(10,798,017)	(16,766,880)	—	2,612,507
Barclays Bank PLC	33,351,270	(6,782,220)	—	(26,569,050)	—
BNP Paribas	8,134,631	(4,832,204)	(1,954,731)	—	1,347,696
Citibank, N.A.	45,850,575	(21,900,470)	—	(21,937,075)	2,013,030
Credit Suisse International	4,215,120	(60,579)	(4,154,541)	—	—
Deutsche Bank AG	34,424,135	(18,984,220)	(11,236,722)	—	4,203,193
Goldman Sachs International	43,535,447	(12,824,508)	(26,872,848)	—	3,838,091
HSBC Bank USA, N.A.	3,000,067	(647,586)	(2,078,960)	—	273,521
JPMorgan Chase Bank, N.A.	28,247,308	(7,122,642)	—	(18,560,000)	2,564,666
Morgan Stanley & Co. International PLC	3,330,289	(1,755,632)	(1,574,657)	—	—
Nomura International PLC	4,167,533	(1,260,594)	(2,348,965)	—	557,974
Standard Bank PLC	724,573	—	—	(724,573)	—
Standard Chartered Bank	18,450,001	(2,083,110)	—	(13,480,500)	2,886,391

	$258,548,991	$(89,222,882)	$(66,988,304)	$(82,040,736)	$20,297,069

69

Global Macro Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(171,100)	$171,100	$—	$—	$—
Bank of America, N.A.	(10,798,017)	10,798,017	—	—	—
Barclays Bank PLC	(6,782,220)	6,782,220	—	—	—
BNP Paribas	(4,832,204)	4,832,204	—	—	—
Citibank, N.A.	(21,900,470)	21,900,470	—	—	—
Credit Suisse International	(60,579)	60,579	—	—	—
Deutsche Bank AG	(18,984,220)	18,984,220	—	—	—
Goldman Sachs International	(12,824,508)	12,824,508	—	—	—
HSBC Bank USA, N.A.	(647,586)	647,586	—	—	—
JPMorgan Chase Bank, N.A.	(7,122,642)	7,122,642	—	—	—
Morgan Stanley & Co. International PLC	(1,755,632)	1,755,632	—	—	—
Nomura International PLC	(1,260,594)	1,260,594	—	—	—
Standard Chartered Bank	(2,083,110)	2,083,110	—	—	—
UBS AG	(4,707)	—	—	—	(4,707)
VTB Capital PLC	(4,671,448)	—	4,605,767	—	(65,681)

	$(93,899,037)	$89,222,882	$4,605,767	$—	$(70,388)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to repurchase and reverse repurchase agreements at October 31, 2014 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2014 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$(409,958)	$(17,754,851)	$(6,205,080)
Futures contracts	1,924,696	—	10,155,856	(10,004)	(89,085,617)
Written options	—	—	—	7,643,004	—
Swap contracts	—	(45,752,180)	(3,019,174)	331,966	11,221,906

Foreign currency and forward foreign currency exchange contract transactions	—	—	—	12,529,018	—

Total	$1,924,696	$(45,752,180)	$6,726,724	$2,739,133	$(84,068,791)

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$(515,504)	$29,196,273	$5,218,243
Futures contracts	7,447,688	—	3,692,227	—	25,400,523
Written options	—	—	823,226	(3,394,587)	—
Swap contracts	—	(17,981,448)	2,687,948	(87,182)	7,669,397

Foreign currency and forward foreign currency exchange contracts	—	—	—	88,641,917	—

Total	$7,447,688	$(17,981,448)	$6,687,897	$114,356,421	$38,288,163

70

Global Macro Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

The average notional amounts of derivative contracts outstanding during the year ended October 31, 2014, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Interest Rate Swaptions	Swap Contracts

$197,884,000	$2,227,449,000	$5,470,190,000	$76,615,000	$6,991,738,000

The average principal amount of purchased currency options contracts and average number of purchased index options contracts outstanding during the year ended October 31, 2014, which are indicative of the volume of these derivative types, were approximately $984,712,000 and 733 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2014.

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of October 31, 2014 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest

Barclays Bank PLC	6/25/14	On Demand	(1.85)%	$2,028,295	$2,028,295

Barclays Bank PLC	9/8/14	On Demand	(1.85)	2,637,165	2,637,165

Barclays Bank PLC	10/20/14	On Demand	(1.00)	10,733,146	10,733,146

Barclays Bank PLC	10/29/14	On Demand	(3.00)	8,721,750	8,721,750

Barclays Bank PLC	10/29/14	On Demand	(3.00)	8,674,988	8,674,988

Barclays Bank PLC	10/31/14	On Demand	(3.00)	4,116,495	4,116,495

Citibank, N.A.	10/27/14	On Demand	(1.00)	5,839,821	5,839,821

JPMorgan Chase Bank, N.A.	7/1/14	On Demand	(2.00)	1,850,433	1,850,433

JPMorgan Chase Bank, N.A.	8/22/14	On Demand	(2.25)	3,813,905	3,813,905

JPMorgan Chase Bank, N.A.	8/22/14	On Demand	(2.25)	1,453,983	1,453,983

JPMorgan Chase Bank, N.A.	10/3/14	On Demand	(0.45)	867,749	867,749

JPMorgan Chase Bank, N.A.	10/20/14	On Demand	(1.00)	5,859,798	5,859,798

JPMorgan Chase Bank, N.A.	10/27/14	On Demand	(1.75)	6,054,533	6,054,533

JPMorgan Chase Bank, N.A.	10/29/14	On Demand	(1.00)	11,638,591	11,638,591

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

For the year ended October 31, 2014, the average borrowings under settled reverse repurchase agreements and the average annual interest rate were approximately $16,680,000 and (1.11)%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the

71

Global Macro Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2014. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2014.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of October 31, 2014.

Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)

Bank of America, N.A.	$34,116,338	$—	$(34,083,924)	$32,414

	$34,116,338	$—	$(34,083,924)	$32,414

Counterparty	Reverse Repurchase Agreements	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)

Barclays Bank PLC	$(36,911,839)	$—	$36,911,839	$—
Citibank, N.A.	(5,839,821)	—	5,839,821	—
JPMorgan Chase Bank, N.A.	(31,538,992)	—	31,538,992	—

	$(74,290,652)	$—	$74,290,652	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

72

Global Macro Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

At October 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$2,404,767,483	$—	$2,404,767,483
Foreign Corporate Bonds	—	43,324,686	—	43,324,686
Senior Floating-Rate Interests	—	20,643,821	—	20,643,821
Sovereign Loans (Less Unfunded Loan Commitments)	—	—	10,408,077	10,408,077
Corporate Bonds & Notes	—	613,421	—	613,421
Collateralized Mortgage Obligations	—	63,436,299	—	63,436,299
Mortgage Pass-Throughs	—	871,084,974	—	871,084,974
U.S. Government Agency Obligations	—	33,808,770	—	33,808,770
U.S. Treasury Obligations	—	79,396,964	—	79,396,964
Common Stocks	—	42,449,419 *	—	42,449,419
Investment Funds	—	16,841,610	—	16,841,610
Precious Metals	30,885,949	—	—	30,885,949
Currency Put Options Purchased	—	41,779,445	—	41,779,445
Call Options Purchased	—	4,495,625	—	4,495,625
Put Options Purchased	—	1,722,302	—	1,722,302
Short-Term Investments —
Foreign Government Securities	—	665,834,511	—	665,834,511
U.S. Treasury Obligations	—	6,000,012	—	6,000,012
Repurchase Agreements	—	34,116,338	—	34,116,338
Other	—	152,346,230	—	152,346,230

Total Investments	$30,885,949	$4,482,661,910	$10,408,077	$4,523,955,936

Forward Foreign Currency Exchange Contracts	$—	$87,042,737	$—	$87,042,737
Futures Contracts	7,842,989	4,970,006	—	12,812,995
Swap Contracts	—	128,717,124	—	128,717,124

Total	$38,728,938	$4,703,391,777	$10,408,077	$4,752,528,792

Liability Description

Currency Put Options Written	$—	$(26,201,238)	$—	$(26,201,238)
Put Options Written	—	(1,722,302)	—	(1,722,302)
Securities Sold Short	—	(21,956,130)	—	(21,956,130)
Forward Foreign Currency Exchange Contracts	—	(31,845,879)	—	(31,845,879)
Futures Contracts	(15,529,321)	—	—	(15,529,321)
Swap Contracts	—	(45,531,299)	—	(45,531,299)

Total	$(15,529,321)	$(127,256,848)	$—	$(142,786,169)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2014 is not presented. At October 31, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

73

Global Macro Portfolio

October 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2014, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2014, by correspondence with the custodian, brokers and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of Global Macro Portfolio and subsidiary as of October 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 22, 2014

74

Eaton Vance Global Macro Absolute Return Fund

Global Macro Portfolio

October 31, 2014

Special Meeting of Shareholders (Unaudited)

Eaton Vance Global Macro Absolute Return Fund

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	502,510,789	1,479,080
Cynthia E. Frost	502,435,905	1,553,964
George J. Gorman	502,450,680	1,539,189
Valerie A. Mosley	502,418,695	1,571,174
Harriett Tee Taggart	502,337,100	1,652,769

Each nominee was also elected a Trustee of Global Macro Portfolio.

(1)	Excludes fractional shares.

Global Macro Portfolio

The Portfolio held a Special Meeting of Interestholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld
Scott E. Eston	99.68%	0.32%
Cynthia E. Frost	99.66%	0.34%
George J. Gorman	99.66%	0.34%
Valerie A. Mosley	99.66%	0.34%
Harriett Tee Taggart	99.64%	0.36%

75

Eaton Vance

Global Macro Absolute Return Fund

October 31, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 180 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 180 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

76

Eaton Vance

Global Macro Absolute Return Fund

October 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(5)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Michael A. Cirami 1975	President of the Portfolio	2012	Vice President of EVM and BMR.

77

Eaton Vance

Global Macro Absolute Return Fund

October 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(5)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)	During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).
(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)	Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

78

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3041 10.31.14

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2013 and October 31, 2014 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/13	10/31/14
Audit Fees	$229,280	$227,044
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$41,360	$42,355
All Other Fees(3)	$0	$0

Total	$270,640	$269,399

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2013 and October 31, 2014; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/13	10/31/14
Registrant	$41,360	$42,355
Eaton Vance(1)	$526,385	$99,750

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	December 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 17, 2014

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	December 17, 2014